UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-28995

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 36	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241

Amendment No. 130	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President   and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	July 26, 2010

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑       on July 26 , 2010 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Single Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account – 9

Prospectus supplement dated July 26, 2010 to
prospectus dated May 1, 2010
This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Termination of the Nationwide Allocation Architect Service
Effective as of the close of the New York Stock Exchange on November 26, 2010 (the "Termination Date"), the Nationwide Allocation Architect ("NAA") service will be terminated by Nationwide.  In addition, any client agreement signed with Nationwide Investment Advisers, LLC ("NIA") in connection with the NAA service will also terminate.  This means that after the Termination Date, NIA will no longer develop and maintain the NAA models and NIA will no longer have limited discretionary authority to allocate and rebalance Variable Account contract value in support of the NAA service.
If your contract does not currently participate in the NAA service, its termination will have no impact on your contract.

Terminating Participation in the NAA Service Prior to the Termination Date
If you are currently participating in the NAA service, at any time prior to the Termination Date you may elect to terminate your participation in the NAA service in accordance with the terms of your contract.  Any such election must be submitted to Nationwide’s home office in writing and must provide new current and future allocation instructions, subject to any investment restrictions applicable to your contract.  Transfers resulting from the current allocation instructions submitted with your election to terminate NAA will not be assessed a short-term trading fee and will not count as a transfer event for the purpose of U.S. mail restrictions.  See the "Short-Term Trading Fees" and "Transfer Restrictions" section of your prospectus.

Impact on Contracts Actively Participating in the NAA Service on the Termination Date
For those contracts still participating in the NAA service on the Termination Date, your then-current and future allocations of Contract Value among the Fixed Account, GTOs, and Sub-Accounts will not be affected by the termination of NAA.  Your Variable Account contract value will remain allocated to Sub-Accounts that made up the NAA model you were invested in on the Termination Date.  The portion of your subsequent purchase payments directed to the Variable Account will be allocated to the Sub-Accounts according to the last allocation percentages in effect for that NAA model.  After the Termination Date, the NAA service will simply no longer exist.
Additional Impacts on Contracts with Certain Optional Benefits Elected.  If you are currently participating in the NAA service on the Termination Date and you elected the Capital Preservation Plus Option, you will automatically be enrolled in the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") on the Termination Date.  Your Variable Account contract value will be assigned to the Custom Portfolio model that corresponds to the risk tolerance of the NAA model you were invested in on the Termination Date, using the last allocation percentages in effect for that NAA model.  Custom Portfolio's operation is similar to NAA in that your Sub-Account allocations will be rebalanced quarterly.  However, there will no longer be any active model management as was performed by NIA under the NAA service.  The end result is that you will have a static (unchanging) model that is rebalanced quarterly to the NAA model allocations in effect on the Termination Date.  There is no charge associated with Custom Portfolio.  See the "Custom Portfolio Asset Rebalancing Service" section of your prospectus.
After the Termination Date, you may elect to terminate participation in Custom Portfolio or change your allocation under the model subject to the terms of your contract.  Any such election must be submitted to Nationwide’s home office in writing and must provide new current and future allocation instructions, subject to any investment restrictions applicable to your contract.  Transfers made resulting from the current allocation instructions submitted with your election to terminate the Custom Portfolio model in which you were automatically enrolled are subject to any applicable short-term trading fee and will count as a transfer event for the purpose of U.S. mail restrictions.

Nationwide Life Insurance Company: • Nationwide Variable Account – 9

Prospectus supplement dated May 1, 2010 to
Prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Nationwide Allocation Architect

Prior to annuitization, Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their Variable Account allocations invested according to an investment model.  Nationwide Allocation Architect is not available for contracts issued on or after May 1, 2008, or for contracts issued before May 1, 2008 that were not participating in Nationwide Allocation Architect as of May 1, 2008.  For contracts that were participating in Nationwide Allocation Architect as of May 1, 2008, Nationwide Allocation Architect will continue to be available until the contract owner terminates participation.  Once participation in Nationwide Allocation Architect is terminated, the contract owner cannot re-elect Nationwide Allocation Architect.

The investment models in Nationwide Allocation Architect diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of 7 available models:

•	Conservative;
•	Moderately Conservative;
•	Balanced;
•	Moderate;
•	Capital Appreciation;
•	Moderately Aggressive; and
•	Aggressive

Each model is comprised of Sub-Accounts of underlying funds that are currently available as investment options in this contract.  Certain Sub-Accounts that are not available in other Nationwide products that offer Nationwide Allocation Architect are not considered for inclusion in the models.  In addition, Sub-Accounts that are no longer available to all contract owners (as indicated in "Appendix A: Underlying Mutual Funds") are not considered for inclusion in the models.  The Sub-Accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about Nationwide Allocation Architect and the models is available in the brochure ("Form ADV Brochure") for the program.

Nationwide Investment Advisors, LLC ("NIA") as Investment Adviser

For those contract owners who elect Nationwide Allocation Architect, NIA will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  Currently, NIA has retained an independent third-party analytical firm to develop and maintain the models on its behalf.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  To participate in Nationwide Allocation Architect, contract owners will grant NIA limited discretionary authority to allocate and rebalance their Variable Account assets in accordance with the model they selected.  Contract owners may terminate this limited discretionary investment authority and participation in the service upon proper written notice to Nationwide and NIA.  Contract owners will receive a copy of NIA's Form ADV Brochure at the time of application or prior to electing the service.  The Form ADV Brochure contains more information about NIA's role as investment adviser and the independent third-party analytical firm it relies upon when providing these services to contract owners.
Evaluating and Updating the Models
At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the Sub-Accounts within each model optimizes the return potential for that model, given its particular level of risk tolerance.  If necessary, the models will be updated on or about the second Friday in January and July of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more Sub-Accounts from a model, or changing the allocation percentages among existing Sub-Accounts.  Currently, NIA updates the models based on information received from an independent third-party analytical firm.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.  A contract owner who terminates their participation in the service cannot re-elect it.

On or about the second Friday in January and July of each year (or any other day that NIA updates the models), Nationwide will reallocate the Variable Account Contract Values of contracts participating in the service based on the updated model allocation information received from NIA.  The reallocation will rebalance the Variable Account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a recognized holiday or any day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the Variable Account Contract Value when the models change, Nationwide will also reallocate the Variable Account Contract Value on or about the second Friday in January, April, July, and October of each year, referred to as quarterly rebalancing.  If the scheduled date for a rebalance is a recognized holiday or any day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

When selecting a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The qualified financial adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, neither Nationwide nor NIA is responsible for determining the appropriateness of the model contract owners select.  Contract owners are responsible for notifying their financial adviser of any changes to their financial situation or risk profile.  Contract owners should periodically review with their financial adviser, their financial situation and risk profile to evaluate the appropriateness of their selected model.

Operation of the Contract While Nationwide Allocation Architect is in Effect

While Nationwide Allocation Architect is in effect, contract owners will not be permitted to transfer Contract Value among the Sub-Accounts or out of the Sub-Accounts (to the Fixed Account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing Fixed Account Contract Value into the Variable Account (and thus, the selected model) only at the end of the guarantee term.  Any subsequent payments submitted that are to be allocated to the Sub-Accounts will also be allocated according to the currently selected model.  Any surrenders taken from the contract while Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

Changing Models

Contract owners participating in Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models, received in good order by Nationwide, will be immediately implemented and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the Contract Value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, the models may not perform as intended and neither Nationwide nor NIA guarantees that participation in Nationwide Allocation Architect will result in a profit or protect against a loss.  A contract owner’s Contract Value could be better or worse by participating in Nationwide Allocation Architect than if the contract owner had not participated.  A model may perform better or worse than any single Sub-Account or asset class or other combinations of Sub-Accounts and asset classes.

NIA may be subject to competing interests related to the selection of Sub-Accounts in the models.  Specifically, some of the Sub-Accounts offered in Nationwide Allocation Architect correspond to underlying mutual funds managed by a NIA-affiliated company and some underlying mutual funds may pay more revenue to Nationwide than others.  The independent third-party analytical firm provides the models, selects the Sub-Accounts to be used to populate the models (within the universe of Sub-Accounts available in the contract determined by Nationwide and described previously) and provides changes to the models’ asset allocation or Sub-Account selection.  NIA believes that its reliance on the recommendations of a third-party analytical firm to develop, maintain, and update the models reduces or eliminates the potential for NIA to be influenced by these competing interests, but there can be no assurance of this.

America’s Future Horizon Annuity
The BB&T Future Annuity
The Best of America® America’s Future Annuity®
The Best of America® America’s Future Annuity® (Key)
NEA Valuebuilder futuresm
Waddell & Reed Advisors Select Plus Annuitysm
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2010.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2010), which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 48.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BB&T Variable Insurance Funds
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund

•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Royce Capital Fund
•	SBL Fund
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck Variable Insurance Products Trust
•	Victory Variable Insurance Funds
•	Wells Fargo Advantage Funds
For a complete list of the available Sub-Accounts, please refer to Appendix A: Underlying Mutual Funds.  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.
Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the Fixed Account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant - The person upon whose continuation of life benefit payments involving life contingencies depends.
Annuitization Date- The date on which annuity payments begin.
Annuity Commencement Date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.
Annuity Unit- An accounting unit of measure used to calculate the variable annuity payments.
Contract Value- The total value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral Fixed Account.
Contract Year- Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners’ interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.
ERISA- The Employee Retirement Income Security Act of 1974, as amended.
FDIC – Federal Deposit Insurance Corporation.
Fixed Account- An investment option that is funded by Nationwide’s General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.
General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.
Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.
Investment-Only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.
Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).
Nationwide- Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.
Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Simple IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.
Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account- Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	8
Example	9
Synopsis of the Contracts	9
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	12
Condensed Financial Information	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation	12
Security Distributors, Inc	12
Waddell & Reed, Inc.	12
Investing in the Contract	12
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	15
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	17
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	19
Reduced Purchase Payment Option
CDSC Options and Charges
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Extra Value Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	27
Contract Ownership	27
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	28
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	32

Table of Contents (continued)	Page
Surrender (Redemption) Prior to Annuitization	32
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	34
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	35
Contract Owner Services	35
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Custom Portfolio Asset Rebalancing Service
Annuity Commencement Date	37
Annuitizing the Contract	37
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	41
Upon Death
Death Benefit Payment
Statements and Reports	44
Legal Proceedings	44
Table of Contents of Statement of Additional Information	48
Appendix A: Underlying Mutual Funds	49
Appendix B: Condensed Financial Information	65
Appendix B: Condensed Financial Information (Waddell & Reed)	115
Appendix C: Contract Types and Tax Information	124
Appendix D: State Variations	134

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$252
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option Total Variable Account Charges (including this option only)	0.25%6 1.20%
Five Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.00%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option9 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.15% 1.10%
One-Year Step Up Death Benefit Option10 (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.05% 1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option11 (available beginning January 2, 2001 or a later date if state law requires)
Total Variable Account Charges (including this option only)
0.20% 1.15%
5% Enhanced Death Benefit Option12 (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)
Total Variable Account Charges (including this option only)
0.10% 1.05%
(continued on next page)

Recurring Contract Expenses (continued)
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.40%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.25%
Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.
0.45%13 1.40%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40%14 1.35%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%15 1.45%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only)	0.05%
Hardship Waiver (Tax Sheltered Annuities only)	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2009, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.29%	1.99%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the contract owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  This option is not available to contracts issued as Investment-only Contracts.

7 Range of Five Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver.  This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

9 This option may not be elected with another death benefit option.

10 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

11 This option may not be elected with another death benefit option.

12 This option may be elected alone or along with One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

13 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.

14 The Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.

15 The Capital Preservation Plus Option may only be elected at the time of application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.992%)	1,219	2,273	3,297	5,901	*	1,848	3,042	5,901	624	1,848	3,042	5,901
Minimum Total Underlying Mutual Fund Operating Expenses (0.29%)	1,040	1,768	2,506	4,563	*	1,343	2,251	4,563	445	1,343	2,251	4,563
*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see Contract Types and Tax Information in Appendix C. Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders
Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.
Minimum Initial and Subsequent Purchase Payments
Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to contract owners at the time of application.  Each CDSC option has different characteristics and costs.  The annual charge associated with each option is charged as a percentage of the

Daily Net Assets of the Variable Account.  They are as follows:

Option	Contract Type	Annual Charge
Five Year CDSC Option	All*	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

A Reduced Purchase Payment Option is available at the time of application.  If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25.  In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.05%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.10%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application.  If the contract owner elected one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets of the Variable Account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account.  Nationwide will discontinue deducting this charge seven years from the date the contract was issued.  Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.  Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.
Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Security Distributors, Inc.

The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

Waddell & Reed, Inc.

The contracts are also distributed by Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets.  The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract owners should read these prospectuses carefully before investing.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account.  The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that
Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.  The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s Fixed Account matures.

At that time, the contract owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the Fixed Account allocation occurs.  If Contract Value is allocated to the Fixed Account and the contract owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the Fixed Account will, for the first seven Contract Years, be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the Fixed Account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the Fixed Account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law for any given year.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see Appendix D: State Variations later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the Contract Value (less any market value adjustment):

•	Information provided by the contract owner(s) is materially false, misleading, incomplete or otherwise deficient;

•
The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

•	When a series of Nationwide contracts with different Annuitants have the same unitary control or ownership;

•	The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide’s rights and does not stop Nationwide from asserting its rights at any future date.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.  If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the contract owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 200 9 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 5 5% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the contract owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit;

(3)	from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected); or

(4)
if the contract owner elected an optional death benefit (not the standard death benefit) and the conditions described in the "Long-Term Care/Nursing Home Waiver Option" section of the "Death Benefit Calculation" provision are met.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Reduced Purchase Payment Option

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets of the Variable Account.  In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25.  This option is not available for Investment-only Contracts.  Nationwide may realize a profit from the charge assessed for this option.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide.  Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed.  Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver.  Nationwide will waive CDSC if a contract owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

(1)	the contract owner has been the owner of the contract for 10 years; and

(2)	the contract owner has made regular payroll deferrals during the entire Contract Year for at least 5 of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)).  The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Nationwide may realize a profit from the charges assessed for these options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one or both of the Guaranteed Minimum Income Benefit Options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets of the Variable Account, depending on the options chosen.  Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Extra Value Option

Applicants should be aware of the following prior to electing the Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, contract owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the extra value credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the extra value credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the contract owner elects or has elected the Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, the contract owner can purchase an Extra Value Option at the time of application.  Nationwide may reduce this charge.

Allocations made to the Fixed Account or to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account for the first seven Contract Years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide’s General Account.  The amount credited will be allocated among the Sub-Accounts, the Fixed Account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different Variable Account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total Variable Account charges under the contract will be an annualized rate of 1.40% of the Daily Net Assets of the Variable Account for the first seven years of the contract.  If the Extra Value Option is not elected, total Variable Account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the Daily Net Assets of the Variable Account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a)	a 1.40% Variable Account charge for the first seven years of the contract, plus the Extra Value Option credit; or

(b)	a 0.95% Variable Account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total Variable Account charges of 1.40%) and contracts with no additional contract options (total
Variable Account charges of 0.95%).  The figures are based upon:

(a)	a $100,000 initial purchase payment with no additional purchase payments;

(b)	the deduction of Variable Account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the Daily Net Assets of the Variable Account; and

(c)	an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

7.75% Rate of Return

Contract Year	Base Contract (0.95% total asset charges)	Contract With Extra Value Option (1.40% total asset charges)
1	$106,727	$109,465
2	$113,906	$116,336
3	$121,568	$123,638
4	$129,745	$131,399
5	$138,472	$139,647
6	$147,787	$148,412
7	$157,728	$157,728
8	$168,337	$168,337
9	$179,661	$179,661
10	$191,746	$191,746

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.  The table above assumes no additional purchase payments are made to the contract after the first contract anniversary.  If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of Contract Years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a)	the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b)	withdrawals that are subject to a CDSC are taken before the end of the seventh Contract Year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount.  In certain states that require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture.  For example, if a contract owner withdraws 13% of purchase payments made within the first Contract Year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization or to meet minimum distribution requirements under the Internal Revenue Code.

In addition, no recapture will take place after the seventh Contract Year.

After the end of the first seven Contract Years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

New York Recapture Provisions

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following schedule:

Contract Years	(Extra Value Amount) Percentage of First Year Purchase Payments
1 and 2	3%
3,4 and 5	2%
6 and 7	1%
After year 7	0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the Sub-Accounts and the Fixed Account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.  In addition, no recapture will take place after the seventh Contract Year.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the contract owner may purchase a Beneficiary Protector Option.  Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the Fixed Account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as Annuitant and co-annuitant, the term Annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	purchase payments, proportionately adjusted for withdrawals; and

c =	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a =	Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;

c =	purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d =	any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the Sub-Accounts of the Variable Account, the Fixed Account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of:
a)	the Fixed Account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions; and
b)	if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service.

If Contract Value is allocated to the Fixed Account and the contract owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.

However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the Fixed Account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•	If Capital Preservation Plus is elected when the contract is purchased, any Contract Value allocated to the Fixed Account when the contract is purchased will receive the New Money Rate.

•
If Capital Preservation Plus is elected after the contract is purchased, any Contract Value allocated to the Fixed Account will begin a new Fixed Account guaranteed period and will receive the current Renewal Rate.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Fixed Account and/or the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The Fixed Account and only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
BB&T Variable Insurance Funds
•	BB&T Capital Manager Equity VIF
BB&T Select Equity VIFDreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Invesco
•	Invesco V.I. Capital Development Fund: Series II
•	Invesco V.I. Core Equity Fund: Series I
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
•	Balanced
•	Bond
•	Core Equity
•	Dividend Opportunities
•	Growth
•	Mid Cap Growth
•	Value
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Growth Fund: Class I
•	NVIT Investor Destinations Funds:
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Small- & Mid-Cap Fund/VA: Non-Service Shares
Victory Variable Insurance Funds
•	Diversified Stock Fund: Class A
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2009:
American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Invesco
•	Invesco V.I. Capital Appreciation Fund: Series II
Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2002:
Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available.  If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax adviser.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%.  Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership
The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the Annuitization Date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide’s home office. The contract owner may also request a change in the Annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;
•	signed by the contract owner; and
•	received at Nationwide’s home office before the Annuitization Date.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered.  The risk originally assumed by Nationwide may have been materially altered if: information provided by the contract owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different Annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life.  Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the Contract Value, less any market value adjustment.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the contract owner died at the time of the change.
On the Annuitization Date, the Annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;
•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;
•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;
•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and
•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide’s consent.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no  contingent Annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
The contract owner may change the beneficiary or contingent beneficiary during the Annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.
Operation of the Contract
Minimum Initial and Subsequent Purchase Payments
Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000
*  Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.
If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.
If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.
The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the Annuitant or co-annuitant. If upon notification of death of the contract owner(s), the Annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.
Guaranteed Term Options
Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Pricing
Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)
is a factor representing the daily Variable Account charges, which may include charges for optional benefits chosen by the contract owner.  The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets of the Variable Account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have Fixed Account allocations transferred to the Variable Account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the Fixed Account to the Variable Account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the Variable Account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.  However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the Fixed Account (whether from the Variable Account or a Guaranteed Term Option) at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke
If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.
If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.   After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured.  No recapture will take place after the seventh Contract Year.  The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment adviser to take a partial surrender(s)

from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization

Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the Sub-Accounts, fixed account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/Annuitant dies;

•	the contract owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for asset rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.  Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain Sub-Accounts into other Sub-Accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	Fidelity VIP High Income Portfolio: Service Class R
Ivy Funds Variable Insurance Portfolios, Inc.
•	Money Market
Nationwide Variable Insurance Trust ("NVIT")
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

to any other underlying mutual fund.  These funds may or may not be available depending on when you purchased this policy. Please refer to Appendix A: Sub-Account Information for details on fund availability. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar cost averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A dollar cost averaging program that transfers amounts from the fixed account to the Variable Account is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program.  Dollar cost averaging transfers for this program may only be made from the fixed account.  Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market Sub-Account.  Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the Contract Value based on the contract owner’s age, as shown in the following table:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Custom Portfolio Asset Rebalancing Service
For contract owners that have elected the Capital Preservation Plus Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge.  Custom Portfolio is an asset allocation program that contract owners can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing.  There are no guarantees that Custom Portfolio will result a profit or protect against loss in a declining market.

Custom Portfolio offers six asset allocation models.  Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The contract owner selects their model, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model’s parameters, enabling the contract owner to create their own unique "Custom Portfolio."  Only one "Custom Portfolio" may be created and in effect at a time and the entire variable account contract value must participate in the model.

Note: Contract owners should consult with a qualified investment adviser regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the contract owner creates their "Custom Portfolio," that contract owner’s model is static.  This means that that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible contract owners must submit the proper administrative form to Nationwide’s home office.  While Custom Portfolio is elected, contract owners cannot participate in Asset Rebalancing.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:

Conservative:                                Designed for contract owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:                                           Designed for contract owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:                 Designed for contract owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:                      Designed for contract owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:                                           Designed for contract owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:                                           Designed for contract owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to contract owners at the time Custom Portfolio is elected.  At that time, contract owners elect their model and the specific underlying mutual funds and percentages that will comprise their "Custom Portfolio."

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the variable account contract value so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the contract owner.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New

York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last valuation date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.

However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

Changing Models or Underlying Mutual Fund Allocations

Contract owners who have elected a Lifetime Income Option may change the underlying mutual fund allocations or percentages within their elected model or may change models and create a new "Custom Portfolio" within that new model.  Contract owners who have elected the Capital Preservation Plus Option are not permitted to change models but can change the underlying mutual fund allocations or percentages within their elected model.  To implement one of these changes, contract owners must submit new allocation instructions to Nationwide’s home office in writing on Nationwide’s administrative form.  Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the "Transfer Restrictions" provision.

Nationwide reserves the right to limit the number of model changes a contract owner can make each year.

Terminating Participation in Custom Portfolio

Contract owners can terminate participation in Custom Portfolio by submitting a written request to Nationwide’s home office.  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Capital Preservation Plus Option.  Termination is effective on the date the termination request is received at Nationwide’s home office in good order.

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The contract owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or
•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then
(2)	applying the Contract Value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.  The Nationwide Allocation Architect is not available after annuitization.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then
(2)	applying the Contract Value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then
(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit Options ("GMIBs") are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on the option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant’s 86th birthday; and

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first Contract Year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:

(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Variable Account;

then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner’s fixed account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of the Variable Account, then interest will continue to accrue for the purposes of the
Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)	after the contract has been in effect for seven years; AND
(2)	the Annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;
•	Joint and Last Survivor Annuity; and
•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.
♦ A GMIB does NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.
♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.
♦ The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
♦ Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.
♦ The GMIBs may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the Annuitization Date.  Once elected or assumed, the annuity payment option may not be changed.  The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant’s death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.    As is the case under option 1, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.
(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant’s death.

If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the Annuitization Date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	and …	and …	then the …
Contract Owner	The contract owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the Annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner and no death benefit is paid.
Contract Owner	The contract owner is the Annuitant	There is a surviving beneficiary	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the Annuitant	There is no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the Annuitant	There is no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the surviving contract owner.
Contract Owner	The contract owner is the Annuitant	There is no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the estate of the contract owner.
Annuitant	The Annuitant is not the contract owner	There is a surviving contingent Annuitant	Surviving contingent Annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant and no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The Annuitant is not the contract owner	There is no surviving contingent Annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner’s estate.

If the contract owner and Annuitant are the same, and the contract owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;
2)	as an annuity; or
3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the "Required Distributions" provisions in Appendix C.

If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.
Five-Year Reset Death Benefit (Standard Death Benefit)

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the Contract Value as of the most recent five year contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

(1)	the Contract Value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)	The spouses must each be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, Annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7)
If a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant.  If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse; and

(8)
If a co-annuitant is added at any time after the election of the optional death benefit, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as contract owner as an agent for a natural person, the Annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac"McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v.

Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.    On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful "revenue sharing" payments.  NFS and NLIC continue to defend this lawsuit vigorously.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.  Among the legal proceedings to which Waddell & Reed, Inc. has been a party are the following proceedings relating to the distribution of variable annuities:

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC's parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc.'s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide.  Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement (DOE) settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies.  The case also alleged violations of NASD rules by Waddell & Reed, Inc.'s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr.  The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisers that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a fine of $5 million and pay client restitution of up to $11 million.  Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.  Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

Security Distributors, Inc., the principal underwriter of the Contract ("SDI"), has been named, among several others, as defendants in a class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by to MBC under the NEA Valuebuilder Program.  The other defendants include other affiliates of SDI and, unaffiliated companies, and individuals. Plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above.  SDI and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint.  The District Court granted defendants’ motion to dismiss.  The plaintiffs have appealed to the Ninth Circuit Court of Appeals.  The briefs were filed and oral arguments were held.  The United States Department of Labor filed an amicus brief, which supported the defendants' position in the case.  SDI does not believe that the class action claims have merit and intends to continue to defend against the claims vigorously.

The general distributor, Security Distributors, Inc. does not believe that these claims are likely to have a material adverse effect on its ability to perform its duties as principal underwriter of the Contract.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241

Securities Act of 1933 Registration File No. 333-28995

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.
Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest mainly in equity securities.
Designation: FF
BB&T Variable Insurance Funds - BB&T Select Equity VIF (formerly, BB&T Variable Insurance Funds - BB&T Large Cap VIF)
Investment Adviser:	BB&T Asset Management, Inc.
Investment Objective:	The Fund seeks capital growth, current income or both, primarily through investment in stocks.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management
U.K. Limited
Investment Objective:	Seeks high total investment return.
Credit Suisse Trust - International Equity Flex III Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management, LLC
Investment Objective:	Long-term capital growth.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares)
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:	Strategic Advisers Inc. Boston MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity
Management & Research (U.K.) Inc., Fidelity Research & Analysis Company,
Fidelity Investments Japan Limited, Fidelity International Investment
Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity International Investment Advisors,
Fidelity International Investment Advisors (U.K.) Limited, Fidelity
Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis
Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity International Investment Advisors,
Fidelity International Investment Advisors (U.K.) Limited, Fidelity
Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity International Investment Advisors,
Fidelity International Investment Advisors (U.K.) Limited, Fidelity
Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Invesco - Invesco V.I. Basic Balanced Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Basic Balanced Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital, and secondarily, current income.

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Capital Appreciation Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Capital Development Fund: Series II (formerly, AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Core Equity Fund: Series I (AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Global Health Care Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. Global Real Estate Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares)
Investment Adviser:	Invesco Advisors, Inc.
Sub-adviser:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. International Growth Fund: Series I (formerly, AIM Variable Insurance Funds - AIM V.I. International Growth Fund: Series I Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.
Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long term growth.
Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.
Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income and capital when consistent with its primary objective as a secondary objective.
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.
Ivy Funds Variable Insurance Portfolios, Inc. - International Value
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.
Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service II Shares
Effective May 1, 2004 this investment option is not available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF
Janus Aspen Series - Global Technology Portfolio: Service Shares
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF
Janus Aspen Series - Overseas Portfolio: Service Shares
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Designation: STTF
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund Seeks maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF
Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
Effective May 1, 2003 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I)
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe,
Australasia and Far East Index (“MSCI EAFE»Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund (“Aggressive Fund” or the
“Fund”) seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth
of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor
Destinations Funds.
Designation: STTF, FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund (“Conservative Fund” or
the “Fund”) seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund (“Moderate Fund” or the
“Fund”) seeks a high level of total return
consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: STTF, FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund (“Moderately
Aggressive Fund” or the “Fund”) seeks
growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other
Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund
(“Moderately Conservative Fund” or the “Fund”)
seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc.
and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Gartmore Global Partners; Morgan Stanley
Investment Management; Neuberger Berman Management, Inc.; Putnam
Investment Management, LLC; Waddell & Reed Investment Management
Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I)
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Effective May 1, 2003 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares)
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in
Fixed Income Instruments that are economically tied to foreign (non-U.S.)
countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and
non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Adviser:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

SBL Fund - Series D (Global Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	Security Global Investors, LLC
Investment Objective:	Long-term capital growth.
SBL Fund - Series J (Mid Cap Growth Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Capital appreciation.
SBL Fund - Series N (Managed Asset Allocation Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.
SBL Fund - Series O (Equity Income Series)
Investment Adviser:	Security Investors, LLC
Sub-adviser:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income and capital appreciation.
SBL Fund - Series P (High Yield Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	High current income and capital appreciation as a secondary objective.
SBL Fund - Series Q (Small Cap Value Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term capital appreciation.
SBL Fund - Series V (Mid Cap Value Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.
SBL Fund - Series X (Small Cap Growth Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.
SBL Fund - Series Y (Select 25 Series)
Investment Adviser:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of
non-U.S. issuers domiciled in EAFE countries.
Van Eck Variable Insurance Products Trust -  Van Eck VIP Emerging Markets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class)
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF
Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
Designation: STTF
Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class (formerly, Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class)
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
Victory Variable Insurance Funds - Diversified Stock Fund: Class A
Investment Adviser:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.
Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund (formerly, Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund)
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with all optional benefits available on December 31, 200 9 (the maximum Variable Account charge of 3.95%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:              1-800-848-6331, TDD 1-800-238-3035
writing:              Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                      www.nationwide.com

The following Sub-Accounts were added to the Variable Account effective May 1, 2010, therefore, no Condensed Financial Information is available:

MFS® Variable Insurance Trust II
•	MFS® International Value Portfolio: Service Class
Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value: Class I
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Health Sciences Portfolio: II

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.214888	8.781806	41.30%	160,259	2009
	10.000000	6.214888	-37.85%	121,352	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.504963	12.559712	9.17%	2,123,553	2009
	11.802815	11.504963	-2.52%	2,068,283	2008
	10.883351	11.802815	8.45%	1,364,541	2007
	10.815767	10.883351	0.62%	1,172,362	2006
	10.751209	10.815767	0.60%	1,467,998	2005
	10.258243	10.751209	4.81%	1,050,182	2004
	10.000000	10.258243	2.58%	376,225	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.848764	12.690325	16.97%	1,897,741	2009
	16.744192	10.848764	-35.21%	2,320,206	2008
	16.917061	16.744192	-1.02%	2,931,156	2007
	14.586411	16.917061	15.98%	3,444,606	2006
	14.074150	14.586411	3.64%	4,615,071	2005
	12.575258	14.074150	11.92%	5,510,499	2004
	9.814828	12.575258	28.13%	6,227,886	2003
	12.289665	9.814828	-20.14%	6,377,032	2002
	13.539187	12.289665	-9.23%	7,038,530	2001
	15.291612	13.539187	-11.46%	7,018,117	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.954506	14.514074	32.49%	423	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	8.035950	10.343091	28.71%	369,808	2009
	10.724193	8.035950	-25.07%	494,309	2008
	11.083121	10.724193	-3.24%	384,408	2007
	10.000000	11.083121	10.83%	261,576	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.321547	17.003222	18.72%	3,291,569	2009
	19.746458	14.321547	-27.47%	4,275,059	2008
	21.016797	19.746458	-6.04%	5,146,998	2007
	17.882188	21.016797	17.53%	6,172,834	2006
	17.188018	17.882188	4.04%	7,402,388	2005
	15.177426	17.188018	13.25%	8,489,628	2004
	11.882018	15.177426	27.73%	8,848,958	2003
	13.728674	11.882018	-13.45%	8,706,954	2002
	12.285793	13.728674	11.74%	7,058,645	2001
	10.498316	12.285793	17.03%	3,301,779	2000

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	8.211211	10.186273	24.05%	15,818	2009
	13.419392	8.211211	-38.81%	15,725	2008
	13.274409	13.419392	1.09%	14,738	2007
	11.580298	13.274409	14.63%	16,474	2006
	10.949991	11.580298	5.76%	16,862	2005
	9.878421	10.949991	10.85%	18,827	2004
	7.948282	9.878421	24.28%	13,275	2003
	10.190488	7.948282	-22.00%	8,489	2002
	10.000000	10.190488	1.90%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BB&T Variable Insurance Funds - BB&T Select Equity VIF - Q/NQ	8.165616	9.583968	17.37%	46,527	2009
	13.175748	8.165616	-38.03%	64,167	2008
	14.132268	13.175748	-6.77%	78,272	2007
	11.763706	14.132268	20.13%	79,577	2006
	11.109146	11.763706	5.89%	83,214	2005
	9.909926	11.109146	12.10%	92,315	2004
	8.093319	9.909926	22.45%	78,156	2003
	10.168487	8.093319	-20.41%	39,162	2002
	10.000000	10.168487	1.68%	0	2001*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	10.000000	12.100570	21.01%	345,344	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.103300	1.03%	21,799	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.183859	12.611563	23.84%	958,155	2009
	14.882353	10.183859	-31.57%	1,181,554	2008
	15.124914	14.882353	-1.60%	866,204	2007
	13.346255	15.124914	13.33%	1,009,375	2006
	12.565056	13.346255	6.22%	1,328,911	2005
	10.407808	12.565056	20.73%	1,540,213	2004
	7.626313	10.407808	36.47%	1,147,923	2003
	10.000000	7.626313	-23.74%	253,906	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	8.073183	10.695755	32.48%	1,466,458	2009
	12.429562	8.073183	-35.05%	1,741,086	2008
	11.642959	12.429562	6.76%	2,192,698	2007
	10.763956	11.642959	8.17%	2,572,597	2006
	10.487708	10.763956	2.63%	3,360,662	2005
	9.969151	10.487708	5.20%	4,261,513	2004
	7.987645	9.969151	24.81%	4,718,600	2003
	11.349542	7.987645	-29.62%	5,328,865	2002
	14.800297	11.349542	-23.32%	6,628,561	2001
	16.794438	14.800297	-11.87%	425,730	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.119785	12.663310	25.13%	10,097,504	2009
	16.253957	10.119785	-37.74%	11,845,450	2008
	15.591338	16.253957	4.25%	14,529,354	2007
	13.628340	15.591338	14.40%	17,244,709	2006
	13.142116	13.628340	3.70%	22,221,850	2005
	11.992131	13.142116	9.59%	26,967,465	2004
	9.431842	11.992131	27.15%	29,991,213	2003
	12.265220	9.431842	-23.10%	32,543,566	2002
	14.101205	12.265220	-13.02%	35,512,451	2001
	15.692141	14.101205	-10.14%	36,569,247	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	11.738307	14.249671	21.39%	1,369,567	2009
	16.822151	11.738307	-30.22%	1,658,742	2008
	15.853607	16.822151	6.11%	2,000,724	2007
	13.741095	15.853607	15.37%	2,459,480	2006
	13.290671	13.741095	3.39%	3,349,509	2005
	12.773575	13.290671	4.05%	4,118,795	2004
	10.642941	12.773575	20.02%	4,718,834	2003
	12.901502	10.642941	-17.51%	4,821,716	2002
	14.363060	12.901502	-10.18%	5,172,648	2001
	14.595134	14.363060	-1.59%	5,495,982	2000

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	12.091747	15.686533	29.73%	5,025	2009
	19.476865	12.091747	-37.92%	5,322	2008
	18.880452	19.476865	3.16%	6,126	2007
	15.547645	18.880452	21.44%	6,581	2006
	14.028393	15.547645	10.83%	6,800	2005
	11.800187	14.028393	18.88%	6,800	2004
	8.736895	11.800187	35.06%	6,056	2003
	10.049505	8.736895	-13.06%	124	2002
	10.000000	10.049505	0.50%	0	2001*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	7.208202	8.998722	24.84%	7,880	2009
	11.661228	7.208202	-38.19%	7,987	2008
	13.237727	11.661228	-11.91%	8,455	2007
	12.878795	13.237727	2.79%	6,673	2006
	12.289095	12.878795	4.80%	6,305	2005
	11.143238	12.289095	10.28%	6,184	2004
	8.542795	11.143238	30.44%	3,135	2003
	10.664159	8.542795	-19.89%	1,876	2002
	10.000000	10.664159	6.64%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.117837	15.648396	19.29%	3,090,100	2009
	14.284699	13.117837	-8.17%	3,692,418	2008
	13.685663	14.284699	4.38%	4,463,099	2007
	13.265501	13.685663	3.17%	4,856,315	2006
	13.220856	13.265501	0.34%	6,369,737	2005
	12.881356	13.220856	2.64%	7,095,885	2004
	12.427549	12.881356	3.65%	8,143,242	2003
	11.478449	12.427549	8.27%	7,863,778	2002
	10.729245	11.478449	6.98%	5,032,718	2001
	9.806807	10.729245	9.41%	1,638,098	2000

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	8.414756	10.347901	22.97%	286,582	2009
	11.338890	8.414756	-25.79%	295,545	2008
	10.537213	11.338890	7.61%	189,261	2007
	10.000000	10.537213	5.37%	27,732	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.677586	9.792985	27.55%	181,489	2009
	11.519520	7.677586	-33.35%	167,409	2008
	10.557260	11.519520	9.11%	145,528	2007
	10.000000	10.557260	5.57%	68,193	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	7.145920	9.300869	30.16%	88,017	2009
	11.650666	7.145920	-38.67%	102,756	2008
	10.577460	11.650666	10.15%	76,760	2007
	10.000000	10.577460	5.77%	18,981	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	13.935519	18.726016	34.38%	7,150,600	2009
	24.517023	13.935519	-43.16%	8,493,356	2008
	21.065302	24.517023	16.39%	10,666,310	2007
	19.058055	21.065302	10.53%	11,648,561	2006
	16.466147	19.058055	15.74%	14,043,309	2005
	14.413145	16.466147	14.24%	14,587,477	2004
	11.336946	14.413145	27.13%	14,658,746	2003
	12.636709	11.336946	-10.29%	15,001,342	2002
	14.558242	12.636709	-13.20%	15,629,153	2001
	15.755094	14.558242	-7.60%	16,830,929	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	6.122950	8.950007	46.17%	972,948	2009
	13.557931	6.122950	-54.84%	1,194,207	2008
	9.398800	13.557931	44.25%	994,326	2007
	10.000000	9.398800	-6.01%	396,724	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.073962	12.974852	28.80%	7,407,926	2009
	17.751389	10.073962	-43.25%	8,906,341	2008
	17.672051	17.751389	0.45%	11,229,164	2007
	14.857681	17.672051	18.94%	12,664,083	2006
	14.183136	14.857681	4.76%	15,983,566	2005
	12.885834	14.183136	10.32%	18,906,340	2004
	9.967020	12.855834	28.98%	19,758,595	2003
	12.123397	9.967020	-17.79%	18,534,617	2002
	12.896641	12.123397	-6.00%	18,264,333	2001
	12.021290	12.896641	7.28%	15,756,237	2000

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	5.913466	8.535201	44.33%	1,109,743	2009
	13.285152	5.913466	-55.49%	1,338,453	2008
	10.901275	13.285152	21.87%	1,741,744	2007
	10.451486	10.901275	4.30%	2,077,078	2006
	9.692526	10.451486	7.83%	2,834,579	2005
	9.140227	9.692526	6.04%	3,507,744	2004
	7.116855	9.140227	28.43%	4,135,611	2003
	9.201903	7.116855	-22.66%	4,846,275	2002
	10.858509	9.201903	-15.26%	5,952,156	2001
	13.235715	10.858509	-17.96%	7,163,757	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.136775	11.597350	26.93%	5,111,864	2009
	17.481983	9.136775	-47.74%	6,031,171	2008
	13.912262	17.481983	25.66%	7,830,177	2007
	13.159446	13.912262	5.72%	8,331,924	2006
	12.572083	13.159446	4.67%	10,918,404	2005
	12.291519	12.572083	2.28%	13,879,302	2004
	9.345645	12.291519	31.52%	16,698,958	2003
	13.517575	9.345645	-30.86%	17,097,622	2002
	16.588646	13.517575	-18.51%	20,422,678	2001
	18.830990	16.588646	-11.91%	21,776,437	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.108574	11.547337	42.41%	2,016,517	2009
	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007
	9.756538	10.744327	10.12%	5,694,880	2006
	9.607448	9.756538	1.55%	7,303,219	2005
	8.860680	9.607448	8.43%	8,889,914	2004
	7.045440	8.860680	25.76%	10,624,626	2003
	6.864641	7.045440	2.63%	9,076,687	2002
	7.866679	6.864641	-12.74%	9,831,409	2001
	10.262325	7.866679	-23.34%	9,388,222	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	8.108574	11.547337	42.41%	2,016,517	2009
	10.924407	8.108574	-25.78%	2,700,244	2008
	10.744327	10.924407	1.68%	3,719,558	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.828838	12.407121	14.57%	2,417,242	2009
	11.311086	10.828838	-4.26%	1,740,137	2008
	10.958641	11.311086	3.22%	2,001,394	2007
	10.607357	10.958641	3.31%	1,586,982	2006
	10.490587	10.607357	1.11%	1,351,167	2005
	10.152709	10.490587	3.33%	763,425	2004
	10.000000	10.152709	1.53%	253,907	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.771027	9.390402	38.69%	1,302,714	2009
	11.300835	6.771027	-40.08%	1,209,110	2008
	9.879737	11.300835	14.38%	1,166,412	2007
	10.000000	9.879737	-1.20%	590,919	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.883459	13.630109	25.24%	670,866	2009
	19.574270	10.883459	-44.40%	824,298	2008
	16.861667	19.574270	16.09%	1,047,985	2007
	14.432708	16.861667	16.83%	1,260,983	2006
	12.247224	14.432708	17.84%	1,670,693	2005
	10.895150	12.247224	12.41%	2,033,030	2004
	7.680997	10.895150	41.85%	2,416,526	2003
	9.735184	7.680997	-21.10%	3,152,328	2002
	12.485012	9.735184	-22.03%	4,161,991	2001
	15.589761	12.485012	-19.92%	4,123,737	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	10.977800	13.753970	25.29%	1,026,265	2009
	19.748522	10.977800	-44.41%	1,243,059	2008
	17.009083	19.748522	16.11%	1,661,370	2007
	14.558529	17.009083	16.83%	1,862,957	2006
	12.358880	14.558529	17.80%	2,366,689	2005
	10.993637	12.358880	12.42%	2,334,274	2004
	7.747856	10.993637	41.89%	1,936,492	2003
	10.000000	7.747856	-22.52%	726,014	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	7.786548	12.139346	55.90%	472,696	2009
	16.101307	7.786548	-51.64%	435,006	2008
	15.394529	16.101307	4.59%	554,440	2007
	13.375338	15.394529	15.10%	573,305	2006
	13.166913	13.375338	1.58%	878,442	2005
	11.661980	13.166913	12.90%	1,204,275	2004
	7.461630	11.661980	56.29%	1,077,765	2003
	10.000000	7.461630	-25.38%	234,553	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.980471	10.718361	34.31%	1,246,350	2009
	11.453838	7.980471	-30.32%	1,140,138	2008
	11.145580	11.453838	2.77%	1,380,236	2007
	10.000000	11.145580	11.46%	604,332	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.531004	8.355085	27.93%	771,258	2009
	9.843856	6.531004	-33.65%	759,300	2008
	10.181083	9.843856	-3.31%	616,958	2007
	10.000000	10.181083	1.81%	467,577	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.613814	8.532754	29.01%	86,113	2009
	10.000000	6.613814	-33.86%	27,914	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	6.390682	10.927693	70.99%	443,195	2009
	13.632611	6.390682	-53.12%	214,545	2008
	10.694898	13.632611	27.47%	626,652	2007
	10.000000	10.694898	6.95%	103,519	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	10.910929	14.842882	36.04%	0	2009
	18.431660	10.910929	-40.80%	0	2008
	16.071862	18.431660	14.68%	0	2007
	13.332710	16.071862	20.54%	0	2006
	12.183825	13.332710	9.43%	0	2005
	10.347742	12.183825	17.74%	0	2004
	7.881371	10.347742	31.29%	0	2003
	10.000000	7.881371	-21.19%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	7.347316	9.984556	35.89%	469,094	2009
	12.444502	7.347316	-40.96%	433,439	2008
	10.883429	12.444502	14.34%	350,277	2007
	10.000000	10.883429	8.83%	146,244	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	12.117643	14.245372	17.56%	1,127,875	2009
	11.518924	12.117643	5.20%	1,280,417	2008
	10.474393	11.518924	9.97%	924,915	2007
	10.000000	10.474393	4.74%	307,769	2006*

Invesco - Invesco V.I. Basic Balanced Fund: Series I - Q/NQ	7.139530	9.464986	32.57%	4,064	2009
	11.686442	7.139530	-38.91%	8,200	2008
	11.544775	11.686442	1.23%	8,585	2007
	10.542647	11.544775	9.51%	11,994	2006
	10.108957	10.542647	4.29%	13,416	2005
	9.492064	10.108957	6.50%	13,718	2004
	8.235548	9.492064	15.26%	12,586	2003
	10.029632	8.235548	-17.89%	9,145	2002
	10.000000	10.029632	0.30%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	7.505128	9.000790	19.93%	789	2009
	13.176185	7.505128	-43.04%	872	2008
	11.876436	13.176185	10.94%	945	2007
	11.279431	11.876436	5.29%	2,518	2006
	10.462806	11.279431	7.81%	2,638	2005
	9.906737	10.462806	5.61%	3,487	2004
	7.722120	9.906737	28.29%	3,316	2003
	10.306554	7.722120	-25.08%	2,546	2002
	10.000000	10.306554	3.07%	0	2001*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	6.227597	7.446400	19.57%	13,542	2009
	10.958640	6.227597	-43.17%	12,718	2008
	9.902479	10.958640	10.67%	14,344	2007
	10.000000	9.902479	-0.98%	6,574	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	5.794205	8.149040	40.64%	37,255	2009
	11.064263	5.794205	-47.63%	76,437	2008
	10.105040	11.064263	9.49%	139,076	2007
	10.000000	10.105040	1.05%	74,527	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	9.886641	12.563847	27.08%	4,508	2009
	14.288332	9.886641	-30.81%	4,895	2008
	13.343109	14.288332	7.08%	5,340	2007
	11.542802	13.343109	15.60%	3,642	2006
	11.065372	11.542802	4.31%	658	2005
	10.252012	11.065372	7.93%	658	2004
	8.318791	10.252012	23.24%	658	2003
	9.948963	8.318791	-16.39%	318	2002
	10.000000	9.948963	-0.51%	0	2001*

Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ	8.379600	10.596976	26.46%	0	2009
	11.852043	8.379600	-29.30%	0	2008
	10.698070	11.852043	10.79%	0	2007
	10.000000	10.698070	6.98%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ	6.553935	8.538322	30.28%	0	2009
	11.954006	6.553935	-45.17%	0	2008
	12.777012	11.954006	-6.44%	0	2007
	10.000000	12.777012	27.77%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	12.831054	17.188194	33.96%	0	2009
	21.728168	12.831054	-40.95%	0	2008
	19.122834	21.728168	13.62%	0	2007
	15.055099	19.122834	27.02%	0	2006
	12.888436	15.055099	16.81%	0	2005
	10.493127	12.888436	22.83%	0	2004
	8.208210	10.493127	27.84%	0	2003
	10.000000	8.208210	-17.92%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	10.000000	22.342511	23.86%	171,698	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.588604	9.528992	44.63%	4,684,644	2009
	11.944469	6.588604	-44.84%	5,143,244	2008
	8.826170	11.944469	35.33%	6,088,011	2007
	8.166150	8.826170	8.08%	4,710,519	2006
	7.324540	8.166150	11.49%	6,015,999	2005
	6.268456	7.324540	16.85%	6,891,137	2004
	5.263552	6.268456	19.09%	7,959,646	2003
	6.320884	5.263552	-16.73%	9,544,525	2002
	8.164119	6.320884	-22.58%	11,454,147	2001
	10.000000	8.164119	-18.36%	9,411,277	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	8.176468	12.722780	55.60%	331,615	2009
	14.713725	8.176468	-44.43%	307,268	2008
	12.201282	14.713725	20.59%	388,663	2007
	11.411879	12.201282	6.92%	296,146	2006
	10.348841	11.411879	10.27%	338,147	2005
	10.361529	10.348841	-0.12%	392,194	2004
	7.109777	10.361529	45.74%	422,530	2003
	10.000000	7.109777	-28.90%	308,974	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	2.703756	4.201804	55.41%	1,705,569	2009
	4.872056	2.703756	-44.50%	1,996,954	2008
	4.041990	4.872056	20.54%	2,558,198	2007
	3.784405	4.041990	6.81%	2,238,780	2006
	3.425003	3.784405	10.49%	2,722,770	2005
	3.438379	3.425003	-0.39%	3,389,369	2004
	2.369918	3.438379	45.08%	4,202,497	2003
	4.050734	2.369918	-41.49%	5,465,944	2002
	6.524649	4.050734	-37.92%	8,217,099	2001
	10.000000	6.524649	-34.75%	8,158,988	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	13.871471	24.604046	77.37%	1,444,659	2009
	29.304757	13.871471	-52.66%	1,285,412	2008
	23.101859	29.304757	26.85%	1,673,535	2007
	15.898684	23.101859	45.31%	1,539,290	2006
	12.158014	15.898684	30.77%	1,039,360	2005
	10.339930	12.158014	17.58%	1,027,485	2004
	7.758658	10.339930	33.27%	1,072,877	2003
	10.000000	7.758658	-22.41%	824,343	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	8.159176	14.472005	77.37%	1,791,462	2009
	17.243848	8.159176	-52.68%	2,286,059	2008
	13.599656	17.243848	26.80%	2,954,089	2007
	9.363535	13.599656	45.24%	2,603,441	2006
	7.164672	9.363535	30.69%	3,099,450	2005
	6.094511	7.164672	17.56%	3,714,687	2004
	4.573528	6.094511	33.26%	4,577,965	2003
	6.219459	4.573528	-26.46%	6,343,194	2002
	8.200976	6.219459	-24.16%	8,943,044	2001
	10.000000	8.200976	-17.99%	7,884,779	2000*

JPMorgan Series Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	9.591663	12.036907	25.49%	306,114	2009
	14.498321	9.591663	-33.84%	400,186	2008
	14.287585	14.498321	1.47%	620,568	2007
	12.345283	14.287585	15.73%	761,128	2006
	11.412057	12.345283	8.18%	1,533,082	2005
	10.000000	11.412057	14.12%	698,497	2004*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.873436	9.549524	21.29%	1,455,685	2009
	11.818795	7.873436	-33.38%	1,259,451	2008
	11.090588	11.818795	6.57%	1,225,913	2007
	10.000000	11.090588	10.91%	1,147,324	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.245267	10.377838	12.25%	737,636	2009
	10.781825	9.245267	-14.25%	939,465	2008
	10.390037	10.781825	3.77%	1,274,548	2007
	10.066440	10.390037	3.21%	1,237,875	2006
	10.018137	10.066440	0.48%	1,277,009	2005
	10.036020	10.018137	-0.18%	1,174,960	2004
	10.000000	10.036020	0.36%	692,344	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.822780	7.079802	21.59%	42,638	2009
	9.712619	5.822780	-40.05%	23,613	2008
	9.756048	9.712619	-0.45%	13,497	2007
	10.000000	9.756048	-2.44%	9,372	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	8.620739	11.222299	30.18%	80,765	2009
	14.372410	8.620739	-40.02%	105,326	2008
	13.484384	14.372410	6.59%	374,490	2007
	11.972775	13.484384	12.63%	238,616	2006
	11.311637	11.972775	5.84%	152,874	2005
	10.000000	11.311637	13.12%	22,036	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.346498	13.46%	21,443	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	10.000000	12.484701	24.85%	10,129	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.670922	9.377085	22.24%	1,088,236	2009
	11.028289	7.670922	-30.44%	1,132,632	2008
	10.490389	11.028289	5.13%	1,064,813	2007
	10.000000	10.490389	4.90%	440,669	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.535719	10.592676	11.08%	777,836	2009
	10.681685	9.535719	-10.73%	794,864	2008
	10.472392	10.681685	2.00%	985,203	2007
	10.000000	10.472392	4.72%	436,457	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	7.417275	10.403352	40.26%	793,963	2009
	12.203617	7.417275	-39.22%	750,084	2008
	10.773700	12.203617	13.27%	676,256	2007
	10.000000	10.773700	7.74%	378,992	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	6.307117	8.669986	37.46%	1,756,831	2009
	11.414370	6.307117	-44.74%	1,105,922	2008
	10.299018	11.414370	10.83%	794,104	2007
	10.000000	10.299018	2.99%	388,040	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	6.030005	7.805765	29.45%	431,876	2009
	9.829384	6.030005	-38.65%	343,229	2008
	10.000000	9.829384	-1.71%	148,602	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.213252	16.215688	44.61%	856,132	2009
	15.721095	11.213252	-28.67%	1,067,837	2008
	15.390286	15.721095	2.15%	1,414,000	2007
	14.047948	15.390286	9.56%	1,863,390	2006
	13.852569	14.047948	1.41%	2,588,633	2005
	12.702877	13.852569	9.05%	4,123,229	2004
	10.488660	12.702877	21.11%	4,518,441	2003
	10.258387	10.488660	2.24%	3,829,969	2002
	9.938283	10.258387	3.22%	3,187,673	2001
	10.938415	9.938283	-9.14%	2,338,128	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	8.350489	12.082539	44.69%	1,160,961	2009
	11.725142	8.350489	-28.78%	1,012,373	2008
	11.474698	11.725142	2.18%	1,113,400	2007
	10.474309	11.474698	9.55%	982,241	2006
	10.000000	10.474309	4.74%	745,571	2005*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	8.514172	10.939868	28.49%	17,226	2009
	15.935049	8.514172	-46.57%	25,909	2008
	12.653726	15.935049	25.93%	24,020	2007
	9.607565	12.653726	31.71%	27,504	2006
	7.449087	9.607565	28.98%	39,845	2005
	6.585740	7.449087	13.11%	44,344	2004
	4.902449	6.585740	34.34%	55,034	2003
	6.521536	4.902449	-24.83%	67,062	2002
	9.228501	6.521536	-29.33%	69,796	2001
	10.000000	9.228501	-7.71%	906	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	13.510616	17.353010	28.44%	507,950	2009
	25.278439	13.510616	-46.55%	509,655	2008
	20.072670	25.278439	25.93%	691,997	2007
	15.242174	20.072670	31.69%	590,272	2006
	11.820992	15.242174	28.94%	413,972	2005
	10.436447	11.820992	13.27%	173,069	2004
	7.785605	10.436447	34.05%	103,801	2003
	10.000000	7.785605	-22.14%	31,496	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	11.161413	13.819691	23.82%	234,031	2009
	20.246054	11.161413	-44.87%	298,898	2008
	17.048693	20.246054	18.75%	361,387	2007
	13.672992	17.048693	24.69%	461,793	2006
	11.566945	13.672992	18.21%	649,618	2005
	10.096229	11.566945	14.57%	805,283	2004
	7.491588	10.096229	34.77%	922,359	2003
	10.137325	7.491588	-26.10%	1,160,291	2002
	12.606419	10.137325	-19.59%	1,429,764	2001
	14.515197	12.606419	-13.15%	1,556,485	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	15.034610	18.614501	23.81%	112,365	2009
	27.264535	15.034610	-44.86%	124,673	2008
	22.950708	27.264535	18.80%	196,624	2007
	18.416599	22.950708	24.62%	193,505	2006
	15.579834	18.416599	18.21%	205,078	2005
	13.598892	15.579834	14.57%	120,165	2004
	10.096229	11.566945	14.57%	805,283	2004
	10.000000	13.598892	35.99%	119,221	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.149362	7.801655	51.51%	4,779,464	2009
	10.000000	5.149362	-48.51%	4,995	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.139089	7.998316	30.29%	177,534	2009
	10.000000	6.139089	-38.61%	501,132	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.372240	8.154464	27.97%	108,871	2009
	10.000000	6.372240	-36.28%	50,137	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.938247	9.421327	18.68%	84,820	2009
	10.000000	7.938247	-20.62%	64,965	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.214380	8.872557	22.98%	66,814	2009
	10.000000	7.214380	-27.86%	70,150	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	9.091244	10.177342	11.95%	156,907	2009
	10.000000	9.091244	-9.09%	157,876	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.573033	9.147371	20.79%	294,696	2009
	10.000000	7.573033	-24.27%	197,967	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.850462	8.588829	25.38%	156,624	2009
	10.000000	6.850462	-31.50%	81,188	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.319130	9.696966	16.56%	203,188	2009
	10.000000	8.319130	-16.81%	80,414	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.882105	10.648045	7.75%	185,568	2009
	10.000000	9.882105	-1.18%	37,530	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.866034	11.378498	15.33%	147,577	2009
	10.000000	9.866034	-1.34%	18,453	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	14.401657	23.296502	61.76%	28,301	2009
	34.424173	14.401657	-58.16%	33,828	2008
	23.874248	34.424173	44.19%	53,588	2007
	17.629332	23.874248	35.42%	71,673	2006
	13.418473	17.629332	31.38%	89,542	2005
	11.219753	13.418473	19.60%	98,883	2004
	6.853997	11.219753	63.70%	172,985	2003
	8.162972	6.853997	-16.04%	215,319	2002
	8.692251	8.162972	-6.09%	122,397	2001
	10.000000	8.692251	-13.08%	4,778	2000*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	15.771389	25.538874	61.93%	827,941	2009
	37.758812	15.771389	-58.23%	868,769	2008
	26.192444	37.758812	44.16%	1,349,728	2007
	19.351540	26.192444	35.35%	1,237,117	2006
	14.727346	19.351540	31.40%	1,403,508	2005
	12.312811	14.727346	19.61%	916,838	2004
	7.523761	12.312811	63.65%	664,957	2003
	10.000000	7.523761	-24.76%	166,114	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	16.880335	17.169467	1.71%	6,244,062	2009
	15.820940	16.880335	6.70%	8,464,151	2008
	14.906445	15.820940	6.13%	9,350,766	2007
	14.562456	14.906445	2.36%	9,949,714	2006
	14.237106	14.562456	2.29%	12,119,898	2005
	13.919582	14.237106	2.28%	14,035,891	2004
	13.777493	13.919582	1.03%	17,539,627	2003
	12.533031	13.777493	9.93%	22,330,243	2002
	11.797971	12.533031	6.23%	16,523,905	2001
	10.583479	11.797971	11.48%	12,064,797	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	5.672153	7.498802	32.20%	1,762,450	2009
	9.342938	5.672153	-39.29%	2,008,846	2008
	7.890812	9.342938	18.40%	2,616,604	2007
	7.503486	7.890812	5.16%	3,235,450	2006
	7.112875	7.503486	5.49%	4,456,055	2005
	6.639521	7.112875	7.13%	5,486,331	2004
	5.049848	6.639521	31.48%	6,450,984	2003
	7.152671	5.049848	-29.40%	7,281,145	2002
	10.049026	7.152671	-28.82%	9,040,540	2001
	13.808913	10.049026	-27.23%	11,687,235	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.652935	8.475041	27.39%	227,221	2009
	11.802629	6.652935	-43.63%	150,701	2008
	10.893665	11.802629	8.34%	175,734	2007
	10.000000	10.893665	8.94%	33,638	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	9.897697	12.470836	26.00%	930,885	2009
	15.822149	9.897697	-37.44%	1,031,280	2008
	15.076422	15.822149	4.95%	1,057,590	2007
	13.023752	15.076422	15.76%	1,131,961	2006
	12.182097	13.023752	6.91%	1,166,726	2005
	10.786048	12.182097	12.94%	1,135,886	2004
	8.257845	10.786048	30.62%	634,705	2003
	10.000000	8.257845	-17.42%	211,483	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.566339	15.66%	15,067	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	12.127012	21.27%	27,294	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.538170	12.466778	8.05%	1,286,869	2009
	12.395396	11.538170	-6.92%	1,602,433	2008
	11.875877	12.395396	4.37%	1,642,331	2007
	11.293349	11.875877	5.16%	1,861,688	2006
	11.036413	11.293349	2.33%	2,047,715	2005
	10.646939	11.036413	3.66%	2,176,847	2004
	9.961441	10.646939	6.88%	2,382,516	2003
	10.000000	9.961441	-0.39%	981,020	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.709012	12.637019	18.00%	6,301,413	2009
	14.077055	10.709012	-23.93%	5,702,615	2008
	13.451529	14.077055	4.65%	6,947,994	2007
	12.195622	13.451529	10.30%	6,956,120	2006
	11.687667	12.195622	4.35%	7,138,865	2005
	10.772510	11.687667	8.50%	6,577,206	2004
	9.059272	10.772510	18.91%	5,250,561	2003
	10.000000	9.059272	-9.41%	2,892,694	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.310131	12.703181	23.21%	2,303,330	2009
	15.171662	10.310131	-32.04%	2,775,219	2008
	14.430448	15.171662	5.14%	3,259,531	2007
	12.719036	14.430448	13.46%	3,293,958	2006
	11.992565	12.719036	6.06%	3,535,039	2005
	10.801375	11.992565	11.03%	3,102,070	2004
	8.610682	10.801375	25.44%	2,385,423	2003
	10.000000	8.610682	-13.89%	905,810	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.203036	12.712419	13.47%	2,167,237	2009
	13.313383	11.203036	-15.85%	2,332,755	2008
	12.697763	13.313383	4.85%	2,642,014	2007
	11.823364	12.697763	7.40%	2,693,910	2006
	11.423984	11.823364	3.50%	2,991,084	2005
	10.763028	11.423984	6.14%	3,028,845	2004
	9.557034	10.763028	12.62%	2,802,894	2003
	10.000000	9.557034	-4.43%	1,218,823	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.163130	20.539433	35.46%	1,896,818	2009
	24.094306	15.163130	-37.07%	2,260,394	2008
	22.616912	24.094306	6.53%	2,818,589	2007
	20.778390	22.616912	8.85%	3,242,066	2006
	18.713055	20.778390	11.04%	3,964,972	2005
	16.324362	18.713055	14.63%	4,420,340	2004
	12.239605	16.324362	33.37%	4,257,414	2003
	14.589867	12.239605	-16.11%	4,053,421	2002
	14.925432	14.589867	-2.25%	3,380,236	2001
	13.078919	14.925432	14.12%	1,946,950	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.958480	12.840763	-0.91%	10,709,129	2009
	12.819495	12.958480	1.08%	17,845,237	2008
	12.351169	12.819495	3.79%	14,728,755	2007
	11.928894	12.351169	3.54%	12,393,860	2006
	11.730027	11.928894	1.70%	11,601,628	2005
	11.747216	11.730027	-0.15%	13,048,667	2004
	11.786146	11.747216	-0.33%	17,177,641	2003
	11.756760	11.786146	0.25%	24,651,649	2002
	11.457292	11.756760	2.61%	25,930,743	2001
	10.909142	11.457292	5.02%	16,687,257	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.366694	15.235554	23.20%	1,863,191	2009
	15.095538	12.366694	-18.08%	2,169,528	2008
	14.567404	15.095538	3.63%	2,881,698	2007
	14.028046	14.567404	3.84%	3,028,617	2006
	13.860058	14.028046	1.21%	3,671,364	2005
	13.134781	13.860058	5.52%	3,995,743	2004
	11.827658	13.134781	11.05%	3,957,845	2003
	11.138320	11.827658	6.19%	4,277,313	2002
	10.793620	11.138320	3.19%	4,006,689	2001
	10.313452	10.793620	4.66%	3,659,345	2000

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	10.000000	13.492345	34.92%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.101310	8.246700	35.16%	3,316,873	2009
	10.000000	6.101310	-38.99%	224,767	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	12.041874	15.486435	28.60%	324,620	2009
	22.653780	12.041874	-46.84%	605,222	2008
	22.220846	22.653780	1.95%	938,855	2007
	18.276200	22.220846	21.58%	1,197,308	2006
	16.466217	18.276200	10.99%	921,274	2005
	13.823365	16.466217	19.12%	655,449	2004
	10.000000	13.823365	38.23%	144,462	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.324050	8.129207	28.54%	351,359	2009
	10.000000	6.324050	-36.76%	6,389	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.308238	7.961084	26.20%	112,862	2009
	10.000000	6.308238	-36.92%	6,708	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.239729	7.856685	25.91%	4,712,023	2009
	10.000000	6.239729	-37.60%	90,268	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.714877	8.677644	29.23%	2,679,209	2009
	10.000000	6.714877	-32.85%	160,843	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	9.311984	11.756403	26.25%	710,060	2009
	17.546430	9.311984	-46.93%	863,542	2008
	16.141772	17.546430	8.70%	1,039,808	2007
	15.789781	16.141772	2.23%	1,099,025	2006
	14.747640	15.789781	7.07%	1,319,075	2005
	13.127865	14.747640	12.34%	1,624,503	2004
	9.871212	13.127865	32.99%	1,912,023	2003
	14.938890	9.871212	-33.92%	1,723,390	2002
	16.916678	14.938890	-11.69%	1,719,080	2001
	20.372476	16.916678	-16.96%	1,026,407	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	16.000908	20.003734	25.02%	2,171,193	2009
	23.810015	16.000908	-32.80%	2,607,695	2008
	25.819700	23.810015	-7.78%	3,244,461	2007
	22.223413	25.819700	16.18%	4,127,368	2006
	21.767078	22.223413	2.10%	5,480,968	2005
	18.734940	21.767078	16.18%	6,873,068	2004
	12.058558	18.734940	55.37%	7,615,979	2003
	16.714543	12.058558	-27.86%	7,962,445	2002
	13.155704	16.714543	27.05%	8,369,240	2001
	11.943543	13.155704	10.15%	4,814,143	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.099731	18.812192	33.42%	2,555,557	2009
	23.030094	14.099731	-38.78%	3,092,791	2008
	22.766758	23.030094	1.16%	3,887,841	2007
	20.514856	22.766758	10.98%	4,475,815	2006
	18.439802	20.514856	11.25%	5,538,590	2005
	15.641283	18.439802	17.89%	6,174,675	2004
	11.198342	15.641283	39.67%	6,522,436	2003
	13.675678	11.198342	-18.11%	6,667,153	2002
	14.799910	13.675678	-7.60%	7,007,434	2001
	13.720318	14.799910	7.87%	6,380,063	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.972924	11.207070	24.90%	5,150,758	2009
	15.500260	8.972924	-42.11%	6,028,280	2008
	14.466205	15.500260	7.15%	7,636,180	2007
	12.852978	14.466205	12.55%	9,584,432	2006
	12.077171	12.852978	6.42%	12,372,734	2005
	11.109665	12.077171	8.71%	14,815,501	2004
	8.796082	11.109665	26.30%	16,814,508	2003
	10.745186	8.796082	-18.14%	18,383,389	2002
	12.303050	10.745186	-12.66%	20,883,168	2001
	12.689484	12.303050	-3.05%	21,604,237	2000

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.610694	7.271004	29.59%	5,405,845	2009
	10.000000	5.610694	-43.89%	40,223	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.880242	10.482149	6.09%	838,424	2009
	10.000000	9.880242	-1.20%	53,151	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.977046	29.77%	49,359	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.951641	29.52%	158,045	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.433508	10.738195	27.33%	783,128	2009
	13.513164	8.433508	-37.59%	1,090,581	2008
	13.952782	13.513164	-3.15%	1,286,676	2007
	12.153202	13.952782	14.81%	1,404,623	2006
	11.769582	12.153202	3.26%	1,614,350	2005
	10.112803	11.769582	16.38%	2,095,112	2004
	7.767974	10.112803	30.19%	1,360,120	2003
	10.476789	7.767974	-25.86%	1,157,864	2002
	12.041215	10.476789	-12.99%	1,292,289	2001
	13.600816	12.041215	-11.47%	1,349,271	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.795233	14.021421	43.15%	3,413,858	2009
	18.151705	9.795233	-46.04%	4,136,538	2008
	16.055075	18.151705	13.06%	5,146,450	2007
	15.015195	16.055075	6.93%	6,102,687	2006
	14.423412	15.015195	4.10%	8,474,560	2005
	13.617207	14.423412	5.92%	9,976,417	2004
	10.498938	13.617207	29.70%	9,856,806	2003
	14.492226	10.498938	-27.55%	10,196,426	2002
	16.737106	14.492226	-13.41%	10,486,085	2001
	16.935851	16.737106	-1.17%	9,380,540	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	13.869768	19.191598	38.37%	1,756,847	2009
	23.414057	13.869768	-40.76%	2,023,282	2008
	22.230932	23.414057	5.32%	2,456,294	2007
	19.070302	22.230932	16.57%	2,732,533	2006
	16.838447	19.070302	13.25%	2,999,375	2005
	14.262204	16.838447	18.06%	2,723,012	2004
	10.000000	14.262204	42.62%	1,896,150	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	8.823716	12.215918	38.44%	1,821,724	2009
	14.894211	8.823716	-40.76%	2,192,893	2008
	14.144065	14.894211	5.30%	2,742,511	2007
	12.132822	14.144065	16.58%	3,103,824	2006
	10.715673	12.132822	13.23%	3,731,046	2005
	9.078658	10.715673	18.03%	4,325,376	2004
	6.408618	9.078658	41.66%	5,119,547	2003
	8.309444	6.408618	-22.88%	6,604,871	2002
	9.537743	8.309444	-12.88%	4,032,466	2001
	10.000000	9.537743	-4.62%	1,256,646	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.007059	2.519824	25.55%	392,035	2009
	9.599559	2.007059	-79.09%	64,690	2008
	10.000000	9.599559	-4.00%	21,084	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.203267	2.734844	24.13%	9,717	2009
	10.429741	2.203267	-78.88%	18,609	2008
	10.541031	10.429741	-1.06%	45,479	2007
	10.000000	10.541031	5.41%	31,514	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.509930	10.813307	27.07%	3,736,493	2009
	13.963369	8.509930	-39.06%	4,546,488	2008
	13.500759	13.963369	3.43%	5,801,676	2007
	11.849489	13.500759	13.94%	6,074,336	2006
	11.288216	11.849489	4.97%	7,519,794	2005
	10.411603	11.288216	8.42%	8,883,355	2004
	8.295049	10.411603	25.52%	10,102,409	2003
	10.313313	8.295049	-19.57%	10,184,577	2002
	11.590413	10.313313	-11.02%	10,637,665	2001
	12.826564	11.590413	-9.64%	9,160,618	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	6.044111	8.213490	35.89%	320,371	2009
	9.815165	6.044111	-38.42%	329,096	2008
	10.031176	9.815165	-2.15%	370,153	2007
	10.000000	10.031176	0.31%	216,180	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	7.349138	9.652914	31.35%	1,925,893	2009
	14.567661	7.349138	-49.55%	2,288,993	2008
	13.832247	14.567661	5.32%	2,863,301	2007
	13.563650	13.832247	1.98%	3,270,888	2006
	12.190602	13.563650	11.26%	4,706,130	2005
	10.275350	12.190602	18.64%	5,277,532	2004
	8.260023	10.275350	24.40%	6,022,109	2003
	11.548911	8.260023	-28.48%	6,314,119	2002
	16.965058	11.548911	-31.93%	7,663,118	2001
	19.295630	16.965058	-12.08%	8,632,368	2000

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.000000	10.896626	8.97%	168,957	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.000000	10.976283	9.76%	562,159	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	10.246955	12.011704	17.22%	0	2009
	11.126839	10.246955	-7.91%	0	2008
	10.153242	11.126839	9.59%	0	2007
	10.000000	10.153242	1.53%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.622341	13.126868	12.95%	0	2009
	11.201860	11.622341	3.75%	0	2008
	10.400566	11.201860	7.70%	0	2007
	10.000000	10.400566	4.01%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	6.380097	9.987553	56.54%	0	2009
	11.354550	6.380097	-43.81%	0	2008
	11.025484	11.354550	2.98%	0	2007
	10.000000	11.025484	10.25%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	7.657583	9.081288	18.59%	0	2009
	12.547583	7.657583	-38.97%	0	2008
	11.634830	12.547583	7.85%	0	2007
	10.000000	11.634830	16.35%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	5.456855	7.781181	42.59%	0	2009
	9.176796	5.456855	-40.54%	0	2008
	10.344132	9.176796	-11.29%	0	2007
	10.000000	10.344132	3.44%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	8.357628	10.399847	24.44%	0	2009
	11.590356	8.357628	-27.89%	0	2008
	11.035796	11.590356	5.03%	0	2007
	10.000000	11.035796	10.36%	0	2006*

SBL Fund - Series O (Equity Income Series) - Q/NQ	7.091970	9.343356	31.75%	0	2009
	11.628450	7.091970	-39.01%	0	2008
	11.419071	11.628450	1.83%	0	2007
	10.000000	11.419071	14.19%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	7.433630	12.719666	71.11%	0	2009
	10.718264	7.433630	-30.65%	0	2008
	10.601568	10.718264	1.10%	0	2007
	10.000000	10.601568	6.02%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	7.193633	11.110656	54.45%	0	2009
	11.825693	7.193633	-39.17%	0	2008
	10.829485	11.825693	9.20%	0	2007
	10.000000	10.829485	8.29%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	7.703510	10.982075	42.56%	0	2009
	10.872144	7.703510	-29.14%	0	2008
	10.776560	10.872144	0.89%	0	2007
	10.000000	10.776560	7.77%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	5.671114	7.594237	33.91%	0	2009
	10.848959	5.671114	-47.73%	0	2008
	10.372284	10.848959	4.60%	0	2007
	10.000000	10.372284	3.72%	0	2006*

SBL Fund - Series Y (Select 25 Series) - Q/NQ	6.282955	8.294462	32.02%	0	2009
	10.079993	6.282955	-37.67%	0	2008
	10.847707	10.079993	-7.08%	0	2007
	10.000000	10.847707	8.48%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II - Q/NQ	6.693113	9.400123	40.44%	309,265	2009
	11.782866	6.693113	-43.20%	995,163	2008
	10.575676	11.782866	11.41%	1,161,572	2007
	10.000000	10.575676	5.76%	989,180	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II - Q/NQ	7.101611	8.810348	24.06%	548,370	2009
	11.249496	7.101611	-36.87%	566,975	2008
	11.023977	11.249496	2.05%	610,583	2007
	10.000000	11.023977	10.24%	358,182	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.693185	10.527112	8.60%	160,088	2009
	10.898298	9.693185	-11.06%	298,563	2008
	10.434386	10.898298	4.45%	304,666	2007
	10.000000	10.434386	4.34%	90,211	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	18.470745	23.822195	28.97%	196,000	2009
	21.932715	18.470745	-15.78%	239,807	2008
	20.786417	21.932715	5.51%	332,017	2007
	18.938505	20.786417	9.76%	451,655	2006
	17.032956	18.938505	11.19%	595,238	2005
	15.624194	17.032956	9.02%	790,594	2004
	12.336461	15.624194	26.65%	1,196,261	2003
	11.403171	12.336461	8.18%	1,152,068	2002
	10.456971	11.403171	9.05%	661,833	2001
	9.477539	10.456971	10.33%	638,919	2000

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	10.146129	13.318920	31.27%	0	2009
	18.498754	10.146129	-45.15%	0	2008
	16.299078	18.498754	13.50%	0	2007
	13.149887	16.299078	23.95%	0	2006
	11.952667	13.149887	10.02%	0	2005
	10.279812	11.952667	16.27%	0	2004
	8.145121	10.279812	26.21%	0	2003
	10.000000	8.145121	-18.55%	0	2002*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	10.052063	21.225267	111.15%	381,343	2009
	28.815023	10.052063	-65.12%	449,545	2008
	21.140699	28.815023	36.30%	580,679	2007
	15.300434	21.140699	38.17%	713,141	2006
	11.702352	15.300434	30.75%	961,172	2005
	9.384754	11.702352	24.70%	1,187,751	2004
	6.144858	9.384754	52.73%	1,937,337	2003
	6.389225	6.144858	-3.82%	2,177,354	2002
	6.569856	6.389225	-2.75%	2,400,770	2001
	11.409292	6.569856	-42.42%	1,926,318	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	10.861853	22.958640	111.37%	356,620	2009
	31.110609	10.861853	-65.09%	262,750	2008
	22.833014	31.110609	36.25%	470,038	2007
	16.520190	22.833014	38.21%	432,605	2006
	12.647978	16.520190	30.62%	485,258	2005
	10.000000	12.647978	26.48%	233,068	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	17.409995	27.166286	56.04%	248,166	2009
	32.626096	17.409995	-46.64%	274,287	2008
	22.661928	32.626096	43.97%	436,085	2007
	18.377588	22.661928	23.31%	542,407	2006
	12.232540	18.377588	50.24%	701,604	2005
	9.941176	12.232540	23.05%	891,024	2004
	6.931923	9.941176	43.41%	1,345,636	2003
	7.202559	6.931923	-3.76%	802,424	2002
	8.120188	7.202559	-11.30%	468,871	2001
	7.358645	8.120188	10.35%	466,988	2000

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	17.803181	27.794768	56.12%	461,632	2009
	33.345665	17.803181	-46.61%	408,659	2008
	23.166285	33.345665	43.94%	546,317	2007
	18.779824	23.166285	23.36%	542,563	2006
	12.504808	18.779824	50.18%	780,349	2005
	10.000000	12.504808	25.05%	337,461	2004*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.817241	11.096887	25.85%	35,961	2009
	14.327086	8.817241	-38.46%	48,976	2008
	13.155968	14.327086	8.90%	53,869	2007
	11.683398	13.155968	12.60%	39,739	2006
	10.846475	11.683398	7.72%	39,541	2005
	9.985330	10.846475	8.62%	54,975	2004
	7.469134	9.985330	33.69%	65,352	2003
	9.850083	7.469134	-24.17%	70,740	2002
	9.913591	9.850083	-0.64%	52,043	2001
	10.000000	9.913591	-0.86%	19,927	2000*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	13.117881	31.18%	189,445	2009*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	6.088154	8.342093	37.02%	0	2009
	14.990497	6.088105	-37.36%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	9.589461	10.151533	5.86%	0	2009
	10.144993	9.589461	-5.48%	0	2008
	9.648485	10.144993	5.15%	0	2007
	9.887224	9.648485	-2.41%	0	2006
	10.134326	9.887224	-2.44%	0	2005
	9.971667	10.134326	1.63%	0	2004
	10.000000	9.971667	-0.28%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.113644	9.203402	13.43%	0	2009
	12.914871	8.113644	-37.18%	0	2008
	13.458111	12.914871	-4.04%	0	2007
	11.965263	13.458111	12.48%	0	2006
	11.904527	11.965263	0.51%	0	2005
	10.968757	11.904527	8.53%	0	2004
	10.000000	10.968757	9.69%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.510528	12.219277	28.48%	0	2009*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	7.402311	9.239008	24.81%	0	2009
	10.187745	7.402311	-27.34%	0	2008
	10.859495	10.187745	-6.19%	0	2007
	10.000000	10.859495	8.59%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	8.939662	10.292104	15.13%	0	2009
	12.711728	8.939662	-29.67%	0	2008
	13.954565	12.711728	-8.91%	0	2007
	12.242878	13.954565	13.98%	0	2006
	12.133993	12.242878	0.90%	0	2005
	11.049142	12.133993	9.82%	0	2004
	10.000000	11.049142	10.49%	0	2003*

BB&T Variable Insurance Funds - BB&T Capital Manager Equity VIF - Q/NQ	7.739898	9.310732	20.30%	0	2009
	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	11.673494	10.600292	-2.13%	0	2005
	10.859942	11.673494	7.49%	0	2004
	10.000000	10.859942	8.60%	0	2003*

BB&T Variable Insurance Funds - BB&T Select Equity VIF - Q/NQ	7.739898	9.310732	20.30%	0	2009
	13.045280	7.739898	-40.67%	0	2008
	13.309705	13.045280	-1.99%	0	2007
	11.972652	13.309705	11.17%	0	2006
	12.000010	11.972652	2.56%	0	2005
	11.038814	12.000010	8.71%	0	2004
	10.000000	11.038814	10.39%	0	2003*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	10.000000	11.854695	18.55%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.000000	10.086611	0.87%	0	2009

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	9.274958	11.137967	20.09%	0	2009
	13.978590	9.274958	-33.65%	0	2008
	14.652833	13.978590	-4.60%	0	2007
	13.332414	14.652833	9.90%	0	2006
	12.942703	13.332414	3.01%	0	2005
	11.055269	12.942703	17.07%	0	2004
	10.000000	11.055269	10.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.481490	9.611719	28.47%	0	2009
	11.879229	7.481490	-37.02%	0	2008
	11.476900	11.879229	3.51%	0	2007
	10.940914	11.476900	4.90%	0	2006
	10.992090	10.940914	-0.47%	0	2005
	10.774891	10.992090	2.02%	0	2004
	10.000000	10.774891	7.75%	0	2003*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.853499	9.529754	21.34%	0	2009
	13.009034	7.853499	-39.63%	0	2008
	12.870609	13.009034	1.08%	0	2007
	11.600461	12.870609	10.95%	0	2006
	11.534900	11.600461	0.57%	0	2005
	10.854168	11.534900	6.27%	0	2004
	10.000000	10.854168	8.54%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.441122	9.936763	17.72%	0	2009
	12.475449	8.441122	-32.34%	0	2008
	12.126423	12.475449	2.88%	0	2007
	10.837811	12.126423	11.89%	0	2006
	10.808967	10.837811	0.27%	0	2005
	10.712816	10.808967	0.90%	0	2004
	10.000000	10.712816	7.13%	0	2003*

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares - Q/NQ	9.798488	12.326440	25.80%	0	2009
	16.277090	9.798488	-39.80%	0	2008
	16.274257	16.277090	0.02%	0	2007
	13.818730	16.274257	17.77%	0	2006
	12.856649	13.818730	7.48%	0	2005
	11.152136	12.856649	15.28%	0	2004
	10.000000	11.152136	11.52%	0	2003*

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ	6.046806	7.320091	21.06%	0	2009
	10.088893	6.046806	-40.06%	0	2008
	11.812870	10.088893	-14.59%	0	2007
	11.850657	11.812870	-0.32%	0	2006
	11.660042	11.850657	1.63%	0	2005
	10.903029	11.660042	6.94%	0	2004
	10.000000	10.903029	9.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	8.652019	10.008685	15.68%	0	2009
	9.715944	8.652019	-10.95%	0	2008
	9.600799	9.715944	1.20%	0	2007
	9.595884	9.600799	0.05%	0	2006
	9.861486	9.595884	-2.69%	0	2005
	9.908369	9.861486	-0.47%	0	2004
	10.000000	9.908369	-0.92%	0	2003*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	7.751430	9.243563	19.25%	0	2009
	10.771790	7.751430	-28.04%	0	2008
	10.324533	10.771790	4.33%	0	2007
	10.000000	10.324533	3.25%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	7.072224	8.747658	23.69%	0	2009
	10.943356	7.072224	-35.37%	0	2008
	10.344144	10.943356	5.79%	0	2007
	10.000000	10.344144	3.44%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	6.582360	8.307881	26.21%	0	2009
	11.067934	6.582360	-40.53%	0	2008
	10.363925	11.067934	6.79%	0	2007
	10.000000	10.363925	3.64%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	8.978296	11.699252	30.31%	0	2009
	16.290613	8.978296	-44.89%	0	2008
	14.436497	16.290613	12.84%	0	2007
	13.467626	14.436497	7.19%	0	2006
	11.998160	13.467626	12.25%	0	2005
	10.830147	11.998160	10.78%	0	2004
	10.000000	10.830147	8.30%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	5.639509	7.993586	41.74%	0	2009
	12.879167	5.639509	-56.21%	0	2008
	9.208638	12.879167	39.86%	0	2007
	10.000000	9.208638	-7.91%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	7.444023	9.297136	24.89%	0	2009
	13.528307	7.444023	-44.97%	0	2008
	13.890888	13.528307	-2.61%	0	2007
	12.042275	13.890888	15.35%	0	2006
	11.853486	12.042275	1.59%	0	2005
	11.079669	11.853486	6.98%	0	2004
	10.000000	11.079669	10.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	6.871971	8.458438	23.09%	0	2009
	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.765178	11.069975	2.83%	0	2004
	10.000000	10.765178	7.65%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.871971	8.458438	23.09%	0	2009
	13.560795	6.871971	-49.32%	0	2008
	11.130491	13.560795	21.83%	0	2007
	10.856195	11.130491	2.53%	0	2006
	10.694558	10.856195	1.51%	0	2005
	10.782503	10.694558	-0.82%	0	2004
	10.000000	10.782503	7.83%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.182238	11.299791	38.10%	0	2009
	11.368331	8.182238	-28.03%	0	2008
	11.532030	11.368331	-1.42%	0	2007
	10.797837	11.532030	6.80%	0	2006
	10.963993	10.797837	-1.52%	0	2005
	10.427515	10.963993	5.14%	0	2004
	10.000000	10.427515	4.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R- Q/NQ	6.933730	9.586046	38.25%	0	2009
	9.622730	6.933730	-27.94%	0	2008
	10.000000	9.622730	-3.77%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	9.114528	10.126836	11.11%	0	2009
	9.817803	9.114528	-7.16%	0	2008
	9.810579	9.817803	0.07%	0	2007
	9.791846	9.810579	0.19%	0	2006
	9.985691	9.791846	-1.94%	0	2005
	9.965907	9.985691	0.20%	0	2004
	10.000000	9.965907	-0.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	6.236923	8.387825	34.49%	0	2009
	10.735406	6.236923	-41.90%	0	2008
	9.680146	10.735406	10.90%	0	2007
	10.000000	9.680146	-3.20%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.668741	11.741929	21.44%	0	2009
	17.934286	9.668741	-46.09%	0	2008
	15.934056	17.934286	12.55%	0	2007
	14.063448	15.934056	13.30%	0	2006
	12.305317	14.063448	14.29%	0	2005
	11.288602	12.305317	9.01%	0	2004
	10.000000	11.288602	12.89%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	9.666049	11.743515	21.49%	0	2009
	17.933434	9.666049	-46.10%	0	2008
	15.930793	17.933434	12.57%	0	2007
	14.060232	15.930793	13.30%	0	2006
	12.307376	14.060232	14.24%	0	2005
	11.289618	12.307376	9.01%	0	2004
	10.000000	11.289618	12.90%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	6.296453	9.518918	51.18%	0	2009
	13.428496	6.296453	-53.11%	0	2008
	13.242307	13.428496	1.41%	0	2007
	11.863686	13.242307	11.62%	0	2006
	12.042450	11.863686	-1.48%	0	2005
	10.999077	12.042450	9.49%	0	2004
	10.000000	10.999077	9.99%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	7.351441	9.574728	30.24%	0	2009
	10.881072	7.351441	-32.44%	0	2008
	10.920707	10.881072	-0.36%	0	2007
	10.000000	10.920707	9.21%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	6.015726	7.462622	24.05%	0	2009
	9.351208	6.015726	-35.67%	0	2008
	9.975480	9.351208	-6.26%	0	2007
	10.000000	9.975480	-0.25%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	6.479270	8.106091	25.11%	0	2009
	10.000000	6.479270	-34.56%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	5.886488	9.760975	65.82%	0	2009
	12.950647	5.886488	-54.55%	0	2008
	10.478821	12.950647	23.59%	0	2007
	10.000000	10.478821	4.79%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	8.096379	10.680524	31.92%	0	2009
	14.105288	8.096379	-42.60%	0	2008
	12.685572	14.105288	11.19%	0	2007
	10.851188	12.685572	16.90%	0	2006
	10.000000	10.851188	8.51%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	6.767947	8.918717	31.78%	0	2009
	11.822063	6.767947	-42.75%	0	2008
	10.663710	11.822063	10.86%	0	2007
	10.000000	10.663710	6.64%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.163010	12.725761	14.00%	0	2009
	10.942857	11.163010	2.01%	0	2008
	10.262985	10.942857	6.62%	0	2007
	10.000000	10.262985	2.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Basic Balanced Fund: Series I - Q/NQ	6.757367	8.687072	28.56%	0	2009
	11.407335	6.757367	-40.76%	0	2008
	11.622978	11.407335	-1.86%	0	2007
	10.944618	11.622978	6.20%	0	2006
	10.821194	10.944618	1.14%	0	2005
	10.478179	10.821194	3.27%	0	2004
	10.000000	10.478179	4.78%	0	2003*

Invesco - Invesco V.I. Capital Appreciation Fund: Series I - Q/NQ	7.017619	8.161308	16.30%	0	2009
	12.706274	7.017619	-44.77%	0	2008
	11.812586	12.706274	7.57%	0	2007
	11.568276	11.812586	2.11%	0	2006
	11.064826	11.568276	4.55%	0	2005
	10.803962	11.064826	2.41%	0	2004
	10.000000	10.803962	8.04%	0	2003*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	5.736320	6.651314	15.95%	0	2009
	10.410361	5.736320	-44.90%	0	2008
	9.702485	10.410361	7.30%	0	2007
	10.000000	9.702485	-2.98%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	5.337001	7.278716	36.38%	0	2009
	10.510653	5.337001	-49.22%	0	2008
	9.900939	10.510653	6.16%	0	2007
	10.000000	9.900939	-0.99%	0	2006*

Invesco - Invesco V.I. Core Equity Fund: Series I - Q/NQ	8.910760	10.980713	23.23%	0	2009
	13.281116	8.910760	-32.91%	0	2008
	12.792019	13.281116	3.82%	0	2007
	11.410606	12.792019	12.11%	0	2006
	11.279264	11.410606	1.16%	0	2005
	10.776514	11.279264	4.67%	0	2004
	10.000000	10.776514	7.77%	0	2003*

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ	8.845300	11.490199	29.90%	0	2009
	15.447606	8.845300	-42.74%	0	2008
	14.022306	15.447606	10.16%	0	2007
	11.383207	14.022306	23.18%	0	2006
	10.000000	11.383207	13.83%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	14.491336	17.405599	20.11%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.573548	13.426857	40.25%	0	2009
	17.899787	9.573548	-46.52%	0	2008
	13.641882	17.899787	31.21%	0	2007
	13.014930	13.641882	4.82%	0	2006
	12.036965	13.014930	8.12%	0	2005
	10.623009	12.036965	13.31%	0	2004
	10.000000	10.623009	6.23%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	7.331343	11.062256	50.89%	0	2009
	13.606358	7.331343	-46.12%	0	2008
	11.637258	13.606358	16.92%	0	2007
	11.223502	11.637258	3.69%	0	2006
	10.494788	11.223502	6.94%	0	2005
	10.835926	10.494788	-3.15%	0	2004
	10.000000	10.835926	8.36%	0	2003*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	7.317318	11.027225	50.70%	0	2009
	13.598782	7.317318	-46.19%	0	2008
	11.636151	13.598782	16.87%	0	2007
	11.234036	11.636151	3.58%	0	2006
	10.483595	11.234036	7.16%	0	2005
	10.853357	10.483595	-3.41%	0	2004
	10.000000	10.853357	8.53%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	12.900948	22.189892	72.00%	0	2009
	28.109273	12.900948	-54.10%	0	2008
	22.854915	28.109273	22.99%	0	2007
	16.218265	22.854915	40.92%	0	2006
	12.788214	16.218265	26.82%	0	2005
	11.215445	12.788214	14.02%	0	2004
	10.000000	11.215445	12.15%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.872166	22.140293	72.00%	0	2009
	28.057725	12.872166	-54.12%	0	2008
	22.822715	28.057725	22.94%	0	2007
	16.202801	22.822715	40.86%	0	2006
	12.783516	16.202801	26.75%	0	2005
	11.213596	12.783516	14.00%	0	2004
	10.000000	11.213596	12.14%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

JPMorgan Series Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class I - Q/NQ	8.310287	10.113020	21.69%	0	2009
	12.954861	8.310287	-35.85%	0	2008
	13.167496	12.954861	-1.61%	0	2007
	11.731699	13.167496	12.24%	0	2006
	11.182422	11.731699	4.91%	0	2005
	10.000000	11.182422	11.82%	0	2004*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	7.252605	8.530108	17.61%	0	2009
	11.227739	7.252605	-35.40%	0	2008
	10.866790	11.227739	3.32%	0	2007
	10.000000	10.866790	8.67%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	7.835461	8.529050	8.85%	0	2009
	9.423239	7.835461	-16.85%	0	2008
	9.365965	9.423239	0.61%	0	2007
	9.356855	9.365965	0.10%	0	2006
	9.601985	9.356855	-2.55%	0	2005
	9.919575	9.601985	-3.20%	0	2004
	10.000000	9.919575	-0.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	5.363437	6.323718	17.90%	0	2009
	9.226552	5.363437	-41.87%	0	2008
	9.558989	9.226552	-3.48%	0	2007
	10.000000	9.558989	-4.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	7.468868	9.428285	26.23%	0	2009
	12.842155	7.468868	-41.84%	0	2008
	12.427065	12.842155	3.34%	0	2007
	11.377568	12.427065	9.22%	0	2006
	11.083971	11.377568	2.65%	0	2005
	10.000000	11.083971	10.84%	0	2004*

NVIT AllianceBernstein NVIT Global Fixed Income Fund: Class III - Q/NQ	10.000000	11.115793	11.16%	0	2009*

NVIT American Century NVIT Multi Cap Value Fund: Class I -Q/NQ	10.000000	12.231233	22.31%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	7.066110	8.376153	18.54%	0	2009
	10.476629	7.066110	-32.55%	0	2008
	10.278608	10.476629	1.93%	0	2007
	10.000000	10.278608	2.79%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	8.784373	9.462638	7.72%	0	2009
	10.147471	8.784373	-13.43%	0	2008
	10.261063	10.147471	-1.11%	0	2007
	10.000000	10.261063	2.61%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	6.832432	9.292897	36.01%	0	2009
	11.593301	6.832432	-41.07%	0	2008
	10.556235	11.593301	9.82%	0	2007
	10.000000	10.556235	5.56%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	5.809537	7.744145	33.30%	0	2009
	10.843305	5.809537	-46.42%	0	2008
	10.091049	10.843305	7.45%	0	2007
	10.000000	10.091049	0.91%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	5.727866	7.190095	25.53%	0	2009
	9.629306	5.727866	-40.52%	0	2008
	10.000000	9.629306	-3.71%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	7.876480	11.045774	40.24%	0	2009
	11.388210	7.876480	-30.84%	0	2008
	11.498656	11.388210	-0.96%	0	2007
	10.822514	11.498656	6.25%	0	2006
	11.004388	10.822514	-1.65%	0	2005
	10.406133	11.004388	5.75%	0	2004
	10.000000	10.406133	4.06%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	7.460080	10.467702	40.32%	0	2009
	10.802451	7.460080	-30.94%	0	2008
	10.903657	10.802451	-0.93%	0	2007
	10.262940	10.903657	6.24%	0	2006
	10.000000	10.262940	2.63%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.542358	15.627501	24.60%	0	2009
	24.209543	12.542358	-48.19%	0	2008
	19.827839	24.209543	22.10%	0	2007
	15.523325	19.827839	27.73%	0	2006
	12.410339	15.523325	25.08%	0	2005
	11.314552	12.410339	9.68%	0	2004
	10.000000	11.314552	13.15%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	12.559316	15.642503	24.55%	0	2009
	24.234691	12.559316	-48.18%	0	2008
	19.847953	24.234691	22.10%	0	2007
	15.540748	19.847953	27.72%	0	2006
	12.427603	15.540748	25.05%	0	2005
	11.314566	12.427603	9.84%	0	2004
	10.000000	11.314566	13.15%	0	2003*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.024784	9.695631	20.82%	0	2009
	14.224412	8.024784	-43.58%	0	2008
	12.098532	14.224412	17.57%	0	2007
	12.631194	12.098532	-4.22%	0	2006
	11.741214	12.631194	7.58%	0	2005
	10.754059	11.947615	11.10%	0	2004
	10.000000	10.754059	7.54%	0	2003*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	10.206283	12.253704	20.06%	0	2009
	19.088465	10.206283	-46.53%	0	2008
	16.572674	19.088465	15.18%	0	2007
	13.712619	16.572674	20.86%	0	2006
	11.961537	13.712619	14.64%	0	2005
	10.766604	11.961537	11.10%	0	2004
	10.000000	10.766604	7.67%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	5.044281	7.411026	46.92%	0	2009
	10.000000	5.044281	-49.05%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	6.013929	7.597901	26.34%	0	2009
	10.000000	6.013929	-39.25%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	6.242423	7.746398	24.09%	0	2009
	10.000000	6.242423	-36.95%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	7.776855	8.950313	15.09%	0	2009
	10.000000	7.776855	-21.45%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	7.067579	8.428800	19.26%	0	2009
	10.000000	7.067579	-28.61%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	8.906629	9.668776	8.56%	0	2009
	10.000000	8.906629	-10.04%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	7.419002	8.689960	17.13%	0	2009
	10.000000	7.419002	-25.06%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	6.711001	8.159168	21.58%	0	2009
	10.000000	6.711001	-32.21%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	8.150065	9.212263	13.03%	0	2009
	10.000000	8.150065	-17.68%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	9.681576	10.116136	4.49%	0	2009
	10.000000	9.681576	-2.21%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	9.665853	10.810218	11.84%	0	2009
	10.000000	9.665853	-2.37%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	13.063784	20.492572	56.87%	0	2009
	32.206200	13.063784	-59.44%	0	2008
	23.036685	32.206200	39.80%	0	2007
	17.540452	23.036685	31.33%	0	2006
	13.766075	17.540452	27.42%	0	2005
	11.869749	13.766075	15.98%	0	2004
	10.000000	11.869749	18.70%	0	2003*

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	13.035555	20.469645	57.03%	0	2009
	32.188257	13.035555	-59.50%	0	2008
	23.028703	32.188257	39.77%	0	2007
	17.543805	23.028703	31.26%	0	2006
	13.766872	17.543805	27.43%	0	2005
	11.869135	13.766872	15.99%	0	2004
	10.000000	11.869135	18.69%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.235724	10.095776	-1.37%	0	2009
	9.892845	10.235724	3.47%	0	2008
	9.613647	9.892845	2.90%	0	2007
	9.684306	9.613647	-0.73%	0	2006
	9.762819	9.684306	-0.80%	0	2005
	9.843185	9.762819	-0.82%	0	2004
	10.000000	9.843185	-1.57%	0	2003*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.815615	10.019645	28.20%	0	2009
	13.276785	7.815615	-41.13%	0	2008
	11.565261	13.276785	14.80%	0	2007
	11.340179	11.565261	1.98%	0	2006
	11.084575	11.340179	2.31%	0	2005
	10.670030	11.084575	3.89%	0	2004
	10.000000	10.670030	6.70%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	6.128191	7.570023	23.53%	0	2009
	11.212214	6.128191	-45.34%	0	2008
	10.673739	11.212214	5.04%	0	2007
	10.000000	10.673739	6.74%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	8.634548	10.549739	22.18%	0	2009
	14.235164	8.634548	-39.34%	0	2008
	13.990267	14.235164	1.75%	0	2007
	12.461817	13.990267	12.27%	0	2006
	12.019393	12.461817	3.68%	0	2005
	10.974232	12.019393	9.52%	0	2004
	10.000000	10.974232	9.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	10.000000	11.331291	13.31%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	10.000000	11.880689	18.81%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	9.423659	9.873760	4.78%	0	2009
	10.440074	9.423659	-9.74%	0	2008
	10.316621	10.440074	1.20%	0	2007
	10.116112	10.316621	1.98%	0	2006
	10.193861	10.116112	-0.76%	0	2005
	10.141238	10.193861	0.52%	0	2004
	10.000000	10.141238	1.41%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	9.005864	10.305393	14.43%	0	2009
	12.208535	9.005864	-26.23%	0	2008
	12.032398	12.208535	1.46%	0	2007
	11.248718	12.032398	6.97%	0	2006
	11.115884	11.248718	1.19%	0	2005
	10.565405	11.115884	5.21%	0	2004
	10.000000	10.565405	5.65%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	8.851314	10.575470	19.48%	0	2009
	13.432612	8.851314	-34.11%	0	2008
	13.177616	13.432612	1.94%	0	2007
	11.976471	13.177616	10.03%	0	2006
	11.644012	11.976471	2.86%	0	2005
	10.814880	11.644012	7.67%	0	2004
	10.000000	10.814880	8.15%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	9.236089	10.163087	10.04%	0	2009
	11.319020	9.236089	-18.40%	0	2008
	11.134624	11.319020	1.66%	0	2007
	10.690743	11.134624	4.15%	0	2006
	10.651306	10.690743	0.37%	0	2005
	10.348422	10.651306	2.93%	0	2004
	10.000000	10.348422	3.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	8.721904	11.456517	31.35%	0	2009
	14.293319	8.721904	-38.98%	0	2008
	13.838283	14.293319	3.29%	0	2007
	13.109414	13.838283	5.56%	0	2006
	12.173833	13.109414	7.69%	0	2005
	10.951467	12.173833	11.16%	0	2004
	10.000000	10.951467	9.51%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.375258	9.008717	-3.91%	0	2009
	9.564387	9.375258	-1.98%	0	2008
	9.504398	9.564387	0.63%	0	2007
	9.465361	9.504398	0.41%	0	2006
	9.597465	9.465361	-1.38%	0	2005
	9.911733	9.597465	-3.17%	0	2004
	10.000000	9.911733	-0.88%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	8.220884	9.821503	19.47%	0	2009
	10.348459	8.220884	-20.56%	0	2008
	10.299953	10.348459	0.47%	0	2007
	10.227481	10.299953	0.71%	0	2006
	10.419748	10.227481	-1.85%	0	2005
	10.182870	10.419748	2.33%	0	2004
	10.000000	10.182870	1.83%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	6.195189	7.722382	24.65%	0	2009
	10.000000	6.195189	-39.63%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	8.311795	10.365464	24.71%	0	2009
	16.126495	8.311795	-48.46%	0	2008
	16.315280	16.126495	-1.16%	0	2007
	13.836770	16.315280	17.91%	0	2006
	12.854613	13.836770	7.64%	0	2005
	11.128261	12.854613	15.51%	0	2004
	10.000000	11.128261	11.28%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	6.195189	7.722382	24.65%	0	2009
	10.000000	6.195189	-37.42%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	6.179649	7.562561	22.38%	0	2009
	10.000000	6.179649	-37.58%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	6.112554	7.463477	22.10%	0	2009
	10.000000	6.112554	-38.26%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	6.578097	8.243412	25.32%	0	2009
	10.000000	6.578097	-33.56%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	6.437948	7.881728	22.43%	0	2009
	12.511161	6.437948	-48.54%	0	2008
	11.871058	12.511161	5.39%	0	2007
	11.974118	11.871058	-0.86%	0	2006
	11.531851	11.974118	3.84%	0	2005
	10.585805	11.531851	8.94%	0	2004
	10.000000	10.585805	5.86%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	8.389087	10.169965	21.23%	0	2009
	12.874275	8.389087	-34.84%	0	2008
	14.399755	12.874275	-10.59%	0	2007
	12.780098	14.399755	12.67%	0	2006
	12.907398	12.780098	-0.99%	0	2005
	11.456256	12.907398	12.67%	0	2004
	10.000000	11.456256	14.56%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	8.505227	11.004148	29.38%	0	2009
	14.327367	8.505227	-40.64%	0	2008
	14.608533	14.327367	-1.92%	0	2007
	13.573617	14.608533	7.62%	0	2006
	12.580378	13.573617	7.90%	0	2005
	11.004229	12.580378	14.32%	0	2004
	10.000000	11.004229	10.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.450811	9.024083	21.12%	0	2009
	13.274156	7.450811	-43.87%	0	2008
	12.777678	13.274156	3.89%	0	2007
	11.706272	12.777678	9.15%	0	2006
	11.342138	11.706272	3.21%	0	2005
	10.759298	11.342138	5.42%	0	2004
	10.000000	10.759298	7.59%	0	2003*

NVIT NVIT Real Estate Fund: Class I - Q/NQ	5.495759	6.906033	25.66%	0	2009
	10.000000	5.495759	-44.49%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	9.679724	9.958459	2.88%	0	2009
	10.000000	9.679724	-2.23%	0	2008*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	10.000000	12.713632	27.14%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	10.000000	12.688663	26.89%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.793313	9.622525	23.47%	0	2009
	12.878644	7.793313	-39.49%	0	2008
	13.715331	12.878644	-6.10%	0	2007
	12.318371	13.715331	11.34%	0	2006
	12.300999	12.318371	0.14%	0	2005
	10.899337	12.300999	12.86%	0	2004
	10.000000	10.899337	8.99%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	6.671079	9.260236	38.81%	0	2009
	12.749791	6.671079	-47.68%	0	2008
	11.631239	12.749791	9.62%	0	2007
	11.216746	11.631239	3.70%	0	2006
	11.110148	11.216746	0.96%	0	2005
	10.816685	11.110148	2.71%	0	2004
	10.000000	10.816685	8.17%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	9.469454	12.705971	34.18%	0	2009
	16.486328	9.469454	-42.56%	0	2008
	16.144911	16.486328	2.11%	0	2007
	14.280808	16.144911	13.05%	0	2006
	13.001985	14.280808	9.84%	0	2005
	11.356483	13.001985	14.49%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	9.474398	12.719412	34.25%	0	2009
	16.493364	9.474398	-42.56%	0	2008
	16.154612	16.493364	2.10%	0	2007
	14.288964	16.154612	13.06%	0	2006
	13.012802	14.288964	9.81%	0	2005
	11.369014	13.012802	14.46%	0	2004
	10.000000	11.356483	13.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	1.906341	2.320939	21.75%	0	2009
	9.404149	1.906341	-79.73%	0	2008
	10.000000	9.404149	-5.96%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.029348	2.442692	20.37%	0	2009
	9.908035	2.029348	-79.52%	0	2008
	10.328298	9.908035	-4.07%	0	2007
	10.000000	10.328298	3.28%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	7.573271	9.331567	23.22%	0	2009
	12.815658	7.573271	-40.91%	0	2008
	12.780248	12.815658	0.28%	0	2007
	11.566366	12.780248	10.49%	0	2006
	11.361558	11.566366	1.80%	0	2005
	10.806414	11.361558	5.14%	0	2004
	10.000000	10.806414	8.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund/VA: Non-Service Shares - Q/NQ	5.567228	7.336156	31.77%	0	2009
	9.324018	5.567228	-40.29%	0	2008
	9.828609	9.324018	-5.13%	0	2007
	10.000000	9.828609	-1.71%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	6.242673	7.951298	27.37%	0	2009
	12.762396	6.242673	-51.09%	0	2008
	12.498690	12.762396	2.11%	0	2007
	12.637907	12.498690	-1.10%	0	2006
	11.712128	12.637907	7.90%	0	2005
	10.180272	11.712128	15.05%	0	2004
	10.000000	10.180272	1.80%	0	2003*

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged):Advisor Class - Q/NQ	10.000000	10.674876	6.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	10.000000	10.752914	7.53%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	6.165144	8.396474	36.19%	0	2009
	11.193513	6.165144	-44.92%	0	2008
	10.362198	11.193513	8.02%	0	2007
	10.000000	10.362198	3.62%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	6.541502	7.869597	20.30%	0	2009
	10.686841	6.541502	-38.79%	0	2008
	10.801526	10.686841	-1.06%	0	2007
	10.000000	10.801526	8.02%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	8.929413	9.404011	5.31%	0	2009
	10.353252	8.929413	-13.75%	0	2008
	10.223790	10.353252	1.27%	0	2007
	10.000000	10.223790	2.24%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	10.648173	13.317584	25.07%	0	2009
	13.039103	10.648173	-18.34%	0	2008
	12.745643	13.039103	2.30%	0	2007
	11.974194	12.745643	6.44%	0	2006
	11.104708	11.974194	7.83%	0	2005
	10.504370	11.104708	5.72%	0	2004
	10.000000	10.504370	5.04%	0	2003*

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I - Q/NQ	7.786731	9.912065	27.29%	0	2009
	14.641550	7.786731	-46.82%	0	2008
	13.305566	14.641550	10.04%	0	2007
	11.068988	13.305566	20.21%	0	2006
	10.000000	11.068988	10.69%	0	2005*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	9.410501	19.289580	104.98%	0	2009
	27.799875	9.410501	-66.15%	0	2008
	21.043388	27.799875	32.11%	0	2007
	15.699260	21.043388	34.04%	0	2006
	14.053549	15.699260	26.67%	0	2005
	10.000000	12.393433	23.93%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	10.673498	21.856129	104.77%	0	2009
	31.557016	10.673498	-66.18%	0	2008
	23.878911	31.557016	32.15%	0	2007
	17.820098	23.878911	34.00%	0	2006
	14.053549	17.820098	26.80%	0	2005
	11.622177	14.053549	20.92%	0	2004
	10.000000	11.622177	16.22%	0	2003*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	15.425011	23.352230	51.39%	0	2009
	29.796824	15.425011	-48.23%	0	2008
	21.350815	29.796824	39.56%	0	2007
	17.847051	21.350815	19.63%	0	2006
	12.253143	17.847051	45.65%	0	2005
	10.000000	12.253143	22.53%	0	2004*

Van Eck Variable Insurance Products Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	17.481972	26.452050	51.31%	0	2009
	33.787779	17.481972	-48.26%	0	2008
	24.205771	33.787779	39.59%	0	2007
	20.240794	24.205771	19.59%	0	2006
	13.891560	20.240794	45.71%	0	2005
	11.641812	13.891560	19.32%	0	2004
	10.000000	11.641812	16.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	8.465265	10.331189	22.04%	0	2009
	14.186036	8.465265	-40.33%	0	2008
	13.435466	14.186036	5.59%	0	2007
	12.303147	13.435466	9.20%	0	2006
	11.777448	12.303147	4.46%	0	2005
	11.180941	11.777448	5.34%	0	2004
	10.000000	11.180941	11.81%	0	2003*

Wells Fargo Advantage Funds - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	10.000000	12.851536	28.52%	0	2009*

Appendix B: Condensed Financial Information (Waddell & Reed)

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 3.95%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                1-800-848-6331, TDD 1-800-238-3035
writing:                                Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                      www.waddell.com

No Optional Benefits Elected (Total 0.95%)
(Variable account charges of 0.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	18.038769	22.342511	23.86%	3,158,313	2009
	24.542535	18.038769	-26.50%	3,240,851	2008
	17.194153	24.542535	42.74%	2,262,547	2007
	14.447635	17.194153	19.01%	2,239,129	2006
	11.736787	14.447635	23.10%	2,070,589	2005
	10.458494	11.736787	12.22%	1,992,445	2004
	9.471902	10.458494	10.42%	1,800,514	2003
	9.258785	9.471902	2.30%	1,376,357	2002
	10.381905	9.258785	-10.82%	837,616	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	11.119320	12.470316	12.15%	1,508,282	2009
	14.209605	11.119320	-21.75%	1,793,309	2008
	12.621716	14.209605	12.58%	1,333,603	2007
	11.457924	12.621716	10.16%	1,508,929	2006
	11.015216	11.457924	4.02%	1,718,840	2005
	10.208709	11.015216	7.90%	1,886,164	2004
	8.654366	10.208709	17.96%	1,724,796	2003
	9.540115	8.654366	-9.28%	1,418,807	2002
	10.240525	9.540115	-6.84%	1,078,990	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.486609	14.315463	6.15%	2,537,484	2009
	13.573634	13.486609	-0.64%	2,709,413	2008
	12.969298	13.573634	4.66%	1,895,102	2007
	12.560339	12.969298	3.26%	1,408,675	2006
	12.479024	12.560339	0.65%	1,506,015	2005
	12.128095	12.479024	2.89%	1,646,666	2004
	11.752610	12.128095	3.19%	1,722,859	2003
	10.887834	7.752610	7.94%	1,546,604	2002
	10.228323	10.887834	6.45%	1,024,483	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	7.695417	9.453349	22.84%	4,864,628	2009
	11.910670	7.695417	-35.39%	5,561,043	2008
	10.546121	11.910670	12.94%	3,659,302	2007
	9.101039	10.546121	15.88%	4,158,916	2006
	8.428947	9.101039	7.97%	4,471,042	2005
	7.766584	8.428947	8.53%	4,897,600	2004
	6.686505	7.766584	16.15%	4,966,593	2003
	8.614083	6.686505	-22.38%	4,658,236	2002
	10.220980	8.614083	-15.72%	3,384,052	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	10.288910	12.013668	16.76%	625,746	2009
	16.209097	10.288910	-36.52%	626,828	2008
	14.021570	16.209097	15.60%	436,409	2007
	12.212264	14.021570	14.82%	382,029	2006
	10.907726	12.212264	11.96%	238,635	2005
	10.000000	10.907726	9.08%	130,922	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	7.401688	10.299232	39.15%	219,127	2009
	13.876307	7.401688	-46.66%	183,805	2008
	9.259970	13.876307	49.85%	73,754	2007
	10.000000	9.259970	-7.40%	29,720	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	8.286647	14.252406	71.99%	819,488	2009
	21.708432	8.286647	-61.83%	669,446	2008
	15.273371	21.708432	42.13%	417,463	2007
	12.287089	15.273371	24.30%	341,564	2006
	10.000000	12.287089	22.87%	109,653	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	7.529470	9.477107	25.87%	5,330,513	2009
	11.928767	7.529470	-36.88%	6,129,775	2008
	9.572816	11.928767	21.75%	4,260,050	2007
	9.200918	9.572816	4.04%	4,828,577	2006
	8.351160	9.200918	10.18%	5,529,745	2005
	8.161335	8.351160	2.33%	6,085,193	2004
	6.695716	8.161335	21.89%	5,729,311	2003
	8.589350	6.695716	-22.05%	4,510,709	2002
	10.123886	8.589350	-15.16%	3,185,097	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.060869	17.491821	45.03%	1,465,514	2009
	15.574727	12.060869	-22.56%	1,375,039	2008
	15.140341	15.574727	2.87%	1,038,658	2007
	13.862250	15.140341	9.22%	1,068,834	2006
	13.647506	13.862250	1.57%	1,055,173	2005
	12.541413	13.647506	8.82%	1,103,896	2004
	10.574579	12.541413	18.60%	1,010,317	2003
	10.896533	10.574579	-2.95%	863,210	2002
	10.076613	10.896533	8.14%	539,322	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	8.426470	10.590859	25.69%	1,461,496	2009
	14.704963	8.426470	-42.70%	1,473,125	2008
	12.240210	14.704963	20.14%	896,200	2007
	10.213807	12.240210	19.84%	916,763	2006
	8.853054	10.213807	15.37%	909,815	2005
	7.840387	8.853054	12.92%	957,684	2004
	6.337656	7.840387	23.71%	843,562	2003
	7.817619	6.337656	-18.93%	717,737	2002
	10.149762	7.817619	-22.98%	458,817	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	10.510806	14.259480	35.66%	433,592	2009
	18.378815	10.510806	-42.81%	416,657	2008
	16.887720	18.378815	8.83%	315,422	2007
	13.153656	16.887720	28.39%	286,332	2006
	11.945966	13.153656	10.11%	181,105	2005
	10.000000	11.945966	19.46%	70,812	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	8.098121	11.333024	39.95%	112,274	2009
	15.733650	8.098121	-48.53%	81,187	2008
	14.917517	15.733650	5.47%	59,407	2007
	13.415018	14.917517	11.20%	57,292	2006
	11.205120	13.415018	19.72%	45,082	2005
	10.000000	11.205120	12.05%	23,374	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	8.606807	12.503054	45.27%	338,799	2009
	13.625861	8.606807	-36.83%	293,028	2008
	12.216068	13.625861	11.54%	186,995	2007
	11.360798	12.216068	7.53%	143,195	2006
	10.000000	11.360798	13.61%	44,489	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	11.275744	11.282392	0.06%	1,076,320	2009
	11.140535	11.275744	1.21%	1,662,570	2008
	10.751664	11.140535	3.62%	584,134	2007
	10.405234	10.751664	3.33%	487,118	2006
	10.249548	10.405234	1.52%	413,031	2005
	10.276601	10.249548	-0.26%	357,689	2004
	10.321989	10.276601	-0.44%	300,740	2003
	10.303622	10.321989	0.18%	356,275	2002
	10.042070	10.303622	2.60%	328,055	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	9.235171	11.308177	22.45%	217,176	2009
	14.577035	9.235171	-36.65%	244,356	2008
	17.534744	14.577035	-16.87%	143,356	2007
	13.608265	17.534744	28.85%	158,340	2006
	12.395855	13.608265	9.78%	107,937	2005
	10.000000	12.395855	23.96%	44,759	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	9.492077	13.523818	42.47%	2,000,257	2009
	14.495825	9.492077	-34.52%	2,161,507	2008
	11.768023	14.495825	23.18%	1,534,306	2007
	11.013522	11.768023	6.85%	1,676,120	2006
	9.483442	11.013522	16.13%	1,839,670	2005
	8.236019	9.483442	15.15%	1,926,229	2004
	6.373690	8.236019	29.22%	1,721,980	2003
	8.465463	6.373690	-24.71%	1,319,140	2002
	9.703241	8.465463	-12.76%	824,061	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	9.102132	12.146147	33.44%	1,972,194	2009
	15.108568	9.102132	-39.76%	2,045,749	2008
	13.437940	15.108568	12.43%	1,411,123	2007
	12.913866	13.437940	4.06%	1,584,308	2006
	11.549477	12.913866	11.81%	1,807,644	2005
	10.202000	11.549477	13.21%	1,994,071	2004
	7.586249	10.202000	34.48%	1,839,227	2003
	9.793049	7.586249	-22.53%	1,582,101	2002
	10.082446	9.793049	-2.87%	1,032,484	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	9.345214	11.954432	27.92%	183,325	2009
	12.772647	9.345214	-26.83%	205,721	2008
	13.451362	12.772647	-5.05%	159,013	2007
	11.622311	13.451362	15.74%	133,631	2006
	11.265957	11.622311	3.16%	118,706	2005
	10.000000	11.265957	12.66%	76,012	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	9.778763	12.266338	25.44%	1,276,287	2009
	14.916596	9.778763	-34.44%	1,418,489	2008
	14.780173	14.916596	0.92%	1,186,810	2007
	12.766443	14.780173	15.77%	1,296,638	2006
	12.342628	12.766443	3.43%	1,513,441	2005
	10.863749	12.342628	13.61%	1,608,538	2004
	8.766516	10.863749	23.92%	1,372,764	2003
	10.137650	8.766516	-13.53%	1,004,512	2002
	10.000000	10.137650	1.38%	556,685	2001*

Maximum Optional Benefits Elected (Total 3.95%)
(Variable account charges of 3.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	14.491336	17.405599	20.11%	0	2009
	20.332669	14.491336	-28.73%	0	2008
	14.691582	20.332669	38.40%	0	2007
	12.729106	14.691582	15.42%	0	2006
	10.662462	12.729106	19.38%	0	2005
	10.000000	10.662462	6.62%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	9.440201	10.266572	8.75%	0	2009
	12.441146	9.440201	-24.12%	0	2008
	11.397827	12.441146	9.15%	0	2007
	10.669104	11.397827	6.83%	0	2006
	10.576246	10.669104	0.88%	0	2005
	10.000000	10.576246	5.76%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	9.538424	9.818087	2.93%	0	2009
	9.899757	9.538424	-3.65%	0	2008
	9.755962	9.899757	1.47%	0	2007
	9.742580	9.755962	0.14%	0	2006
	9.981000	9.742580	-2.39%	0	2005
	10.000000	9.981000	-0.19%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	8.561498	10.198797	19.12%	0	2009
	13.666034	8.561498	-37.35%	0	2008
	12.480257	13.666034	9.50%	0	2007
	11.105476	12.480257	12.38%	0	2006
	10.605582	11.105476	4.71%	0	2005
	10.000000	10.605582	6.06%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	8.933047	10.114550	13.23%	0	2009
	14.513696	8.933047	-38.45%	0	2008
	12.949192	14.513696	12.08%	0	2007
	11.629388	12.949192	11.35%	0	2006
	10.710456	11.629388	8.58%	0	2005
	10.000000	10.710456	7.10%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	6.817696	9.199187	34.93%	0	2009
	13.181974	6.817696	-48.28%	0	2008
	9.072732	13.181974	45.29%	0	2007
	10.000000	9.072732	-9.27%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	7.421064	12.377049	66.78%	0	2009
	20.051131	7.421064	-62.99%	0	2008
	14.550275	20.051131	37.81%	0	2007
	12.069868	14.550275	20.55%	0	2006
	10.000000	12.069868	20.70%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	8.486988	10.358879	22.06%	0	2009
	13.866721	8.486988	-38.80%	0	2008
	11.477348	13.866721	18.04%	0	2007
	11.375106	11.477348	0.90%	0	2006
	10.645983	11.375106	6.85%	0	2005
	10.000000	10.645983	6.46%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	8.048076	11.319058	40.64%	0	2009
	10.717731	8.048076	-24.91%	0	2008
	10.745963	10.717731	-0.26%	0	2007
	10.145161	10.745963	5.92%	0	2006
	10.299073	10.145161	-1.49%	0	2005
	10.000000	10.299073	2.99%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	9.363787	11.412545	21.88%	0	2009
	16.852313	9.363787	-44.44%	0	2008
	14.467934	16.852313	16.48%	0	2007
	12.448637	14.467934	16.22%	0	2006
	11.126034	12.448637	11.89%	0	2005
	10.000000	11.126034	11.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	8.741134	11.499470	31.56%	0	2009
	15.763038	8.741134	-44.55%	0	2008
	14.938931	15.763038	5.52%	0	2007
	11.997948	14.938931	24.51%	0	2006
	11.235649	11.997948	6.78%	0	2005
	10.000000	11.235649	12.36%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	7.487336	10.160974	35.71%	0	2009
	15.002982	7.487336	-50.09%	0	2008
	14.671572	15.002982	2.26%	0	2007
	13.604956	14.671572	7.84%	0	2006
	11.717278	13.604956	16.11%	0	2005
	10.000000	11.717278	17.17%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	7.708136	10.858563	40.87%	0	2009
	12.585282	7.708136	-38.75%	0	2008
	11.637432	12.585282	8.14%	0	2007
	11.159833	11.637432	4.28%	0	2006
	10.000000	11.159833	11.60%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.655728	9.368799	-2.97%	0	2009
	9.837912	9.655728	-1.85%	0	2008
	9.792711	9.837912	0.46%	0	2007
	9.772363	9.792711	0.21%	0	2006
	9.925973	9.772363	-1.55%	0	2005
	10.000000	9.925973	-0.74%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	7.557382	8.973127	18.73%	0	2009
	12.303284	7.557382	-38.57%	0	2008
	15.264811	12.303284	-19.40%	0	2007
	12.215243	15.264811	24.97%	0	2006
	11.473390	12.215243	6.47%	0	2005
	10.000000	11.473390	14.73%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	10.049902	13.885063	38.16%	0	2009
	15.828187	10.049902	-36.51%	0	2008
	13.252992	15.828187	19.43%	0	2007
	12.789665	13.252992	3.62%	0	2006
	11.355632	12.789665	12.63%	0	2005
	10.000000	11.355632	13.56%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	7.942010	10.277097	29.40%	0	2009
	13.595910	7.942010	-41.59%	0	2008
	12.472321	13.595910	9.01%	0	2007
	12.359408	12.472321	0.91%	0	2006
	11.397607	12.359408	8.44%	0	2005
	10.000000	11.397607	13.98%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	8.180215	10.147206	24.05%	0	2009
	11.530446	8.180215	-29.06%	0	2008
	12.524753	11.530446	-7.94%	0	2007
	11.158713	12.524753	12.24%	0	2006
	11.153326	11.158713	0.05%	0	2005
	10.000000	11.153326	11.53%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	7.542321	9.174424	21.64%	0	2009
	11.865444	7.542321	-36.43%	0	2008
	12.126207	11.865444	-2.15%	0	2007
	10.800173	12.126207	12.28%	0	2006
	10.766757	10.800173	0.31%	0	2005
	10.000000	10.766757	7.67%	0	2004*

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Types of Contracts

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the Contract Value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the Annuitization Date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the Annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs and Simple IRAs
Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);
•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);
•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);
•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the Annuitization Date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the Annuitant are not the same individual.
With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Internal Revenue Code);
•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.
If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.
Same-sex marriages, domestic partnership and other similar relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.
In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a "partial exchange."  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.
Withholding
Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.
In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;
•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.
Required Distributions
Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.
The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:
(1)
If any contract owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:
(a)	the death of the Annuitant will be treated as the death of a contract owner;
(b)	any change of Annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-

9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.
The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Appendix D: State Variations Information

Described below are the variations to certain prospectus disclosures resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction. These variations are subject to change without notice and additional variations may be imposed as required by specific states. Please contact Nationwide or your registered representative for the most up to date information regarding state variations.
California – For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the Fixed Account during the free look period.
Hawaii - Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Maryland – The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.

Massachusetts – Subsequent payments, if any, after the initial purchase payment must be made within three years of the initial Purchase payment.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

The waiver of CDSC attributable to disability under the "Additional Withdrawal Without Charge and Disability Waiver" is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

The Hardship Waiver  is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

The 10 Year and Disability Waiver is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

Minnesota - The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

New Jersey - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

New York - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

The Beneficiary Protector Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector Option" earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.

The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Death Benefit Options" for more information.

The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

The waiver of CDSC attributable to disability under the "Additional Withdrawal Without Charge and Disability Waiver" is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

The Hardship Waiver  is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

North Dakota - The Beneficiary Protector Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Beneficiary Protector Option" earlier in this prospectus for more information.

Oregon - The 10 Year and Disability Waiver is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in the prospectus for more information.

Subsequent payments are not allowable under the contract.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

The Hardship Waiver of CDSC is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges" earlier in this prospectus for more information.

The Reduced Purchase Payment Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Reduced Purchase Payment Option" earlier in this prospectus for more information.

Pennsylvania - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.  See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

Puerto Rico – Nationwide will not charge premium taxes against the contract.

Vermont - Joint owners are not limited to spouses.  See "Contract Ownership" subsection "Joint Ownership" earlier in this prospectus for more information.

Washington - The Beneficiary Protector Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection" Beneficiary Protector Option" earlier in this prospectus for more information.

Guaranteed Term Options are not available.  See "Investing in the Contract" subsection "Guaranteed Term Options" earlier in this prospectus for more information.

The Capital Preservation Plus Option is not available.  See "Optional Contract Benefits, Charges and Deductions" subsection "Capital Preservation Plus Option" earlier in this prospectus for more information.

Subsequent payments, if any, after the initial purchase payment may only be made until the Annuitant is 63 years of age.  After age 63, subsequent Purchase Payments will not be accepted.  See "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payments" earlier in this prospectus for more information.

The Beneficiary must notify Nationwide of an election to receive the death benefit within 1 year of the Annuitant’s death. See "Death Benefits" earlier in this prospectus for more information.

Statement of additional information is hereby incorporated by reference.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2009.

Statements of Operations for the year ended December 31, 2009.

Statements of Changes in Contract Owners' Equity for the years ended December 31, 2009 and 2008.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Income (Loss) for the years ended December 31, 2009, 2008 and 2007.

Consolidated Balance Sheets as of December  31, 2009 and 2008.

Consolidated Statements of Changes in Shareholder’s Equity as of December 31, 2009, 2008 and 2007.

Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008, and 2007.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (333-28995) and hereby incorporated by reference.

Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on April 29, 1998 with Post-Effective Amendment No. 2 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Contract of reinsurance in connection with the variable annuity contracts offered – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

Contract of reinsurance in connection with the variable annuity contracts offered in conjunction with the National Education Association – Filed previously with Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2.htm”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”

(9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

(11)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”

(12)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”

(15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(16)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document “alliancebernsteinfpa.htm”

(17)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document “vaneckfpa.htm”

(18)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”

The following Fund Participation Agreements were previously filed and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(19)
Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc. dated January 3, 2000, filed on April 22, 2008 with post effective amendment number 21 of registration statement (033-60063).

(9)	Opinion of Counsel - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
FARMLAND MUTUAL INSURANCE COMPANY
Casualty IA
NATIONWIDE INSURANCE FOUNDATION OH
CHAMPION OF THE COMMUNITY, INC. OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD
Common Stock: 130,000 Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock: 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Casualty–100% OH
THI HOLDINGS (DELAWARE), INC. (THI)
Common Stock: 100 Shares
Casualty–100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Casualty–100% WI
NCC OF AMERICA, LTD (INACTIVE)
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
IA
NATIONWIDE ASSURANCE COMPANY
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III–100% OH
LONE STAR GENERAL AGENCY, INC.
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–95% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
Class A Units
Mutual Cap–99.85% DE
NMC CPCWT INVESTMENT, LLC
Class A Units
NMC–100%
Class B Units
None
Class C Units
NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95%
NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE INSURANCE COMPANY
PUI–100% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
AGI–100% WI
PREMIER AGENCY, INC.
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
AMCO–87.3%
Allied P&C–8.4%
Depositors–4.23%
IA
AGMC REINSURANCE, LTD
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
VPI SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
TH–100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TH–100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
NM
W.I. OF FLORIDA, INC.
FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
IN
VICTORIA NATIONAL INSURANCE COMPANY
OH
VICTORIA SELECT INSURANCE COMPANY
OH
VICTORIA SPECIALTY INSURANCE COMPANY
OH

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp–100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 99.999%
Corp. – .01%
G.B.
ALDENSTAR LIMITED (AL)
NWD Manage – 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage – 79%
AL – 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest –1%
Casualty–79%
Fire–19%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA–100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMH)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMH–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
DE
NWD MGT. LLC (NWDMGT)
NAMH–100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp–100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH–100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH–100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates–100%
OH
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LITE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS–100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS–100%
WI
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.–100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INC. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDA)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI-100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NFSDI-100%
PA

(Nationwide Corp. subsidiaries)

Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line

March 31, 2010 Page 2

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2010 was 65,606 and 47,111 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a) (1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)
Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)

Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)

And of First Security Benefit Life Insurance and Annuity Company of New York:

Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

SDI also acts as principal underwriter for the following management investment companies for which Security Investors, LLC, an affiliate of SDI, Security Benefit Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, acts as investment adviser:

SBL Fund
Security Mid Cap Growth Fund
Security Financial Resources Collective Investments, LLC

(a) (3)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds, Inc.
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Bond Fund.
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Cash Management
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors International Growth Fund

Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund
Waddell & Reed Advisors New Concepts Fund.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund
Waddell & Reed InvestEd Portfolios, Inc.
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Growth Portfolio
Waddell & Reed InvestEd Conservative Portfolio
Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy
Ivy Funds VIP Balanced
Ivy Funds VIP Bond
Ivy Funds VIP Core Equity
Ivy Funds VIP Dividend Opportunities
Ivy Funds VIP Energy
Ivy Funds VIP Global Natural Resources
Ivy Funds VIP Growth
Ivy Funds VIP High Income
Ivy Funds VIP International Growth
Ivy Funds VIP International Core Equity
Ivy Funds VIP Micro Cap Growth
Ivy Funds VIP Mid Cap Growth
Ivy Funds VIP Money Market
Ivy Funds VIP Pathfinder Aggressive
Ivy Funds VIP Pathfinder Conservative
Ivy Funds VIP Pathfinder Moderately Aggressive
Ivy Funds VIP Pathfinder Moderately Conservative
Ivy Funds VIP Pathfinder Moderate
Ivy Funds VIP Real Estate Securities
Ivy Funds VIP Science and Technology
Ivy Funds VIP Small Cap Growth
Ivy Funds VIP Small Cap Value
Ivy Funds VIP Value

(b) (1)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b) (2)	Directors and Officers of SDI:

Mark J. Carr, President and Director
Richard Martinez, Treasurer
Amy J. Lee, Secretary and Chief Compliance Officer
Jim Schmank, Vice President and Director
Dale W. Martin, Jr., Director
Christopher D. Swickard, Assistant Secretary
Carmen R. Hill, Assistant Vice President
Richard Wells, Director

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(b) (3)	Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President and Associate National Sales Manager
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operations Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c) (1)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

(c) (2)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions for year ending 12/31/09	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Security Distributors, Inc.	$462,350.04	$ 0	$0	$462,350.04
*SBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

(c) (3)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.                      Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                      Management Services

Not Applicable

Item 32.                      Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 14 th   day of July , 2010.

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14 th   day of July , 2010.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact